UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period:  November 30, 2015

Item 1. Schedule of Investments.

PMC Core Fixed Income Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Asset-Backed Securities- 11.24%	Principal Amount	Value
Accredited Mortgage Loan Trust
0.650%, 09/25/2035 (a)	148,000	$145,618
Aegis Asset Backed Securities Trust
0.771%, 03/25/2035 (a)	170,000	161,774
0.701%, 08/25/2035 (a)	330,000	285,597
American Airlines Trust
4.375%, 04/01/2024	268,084	267,079
American Credit Acceptance Receivables Trust
1.450%, 04/16/2018 (b)	2,327	2,327
American Express Credit Account Master Trust
0.567%, 12/15/2021 (a)	300,000	298,992
American Express Issuance II
0.627%, 08/15/2019 (a)	110,000	110,097
AmeriCredit Automobile Receivables Trust
1.570%, 01/08/2019	40,000	39,991
2.290%, 11/08/2019	260,000	261,389
2.150%, 03/09/2020	190,000	189,907
2.180%, 06/08/2020	160,000	160,089
Ameriquest Mortgage Securities, Inc.
0.981%, 12/25/2033 (a)	170,168	166,191
0.721%, 09/25/2035 (a)	150,000	135,958
Argent Securities, Inc.
0.711%, 10/25/2035 (a)	320,000	263,540
ARL Second LLC
3.970%, 06/15/2044 (b)	350,000	360,486
Asset-Backed Pass-Through Certificate
0.911%, 04/25/2034 (a)	178,238	175,916
BA Credit Card Trust
0.487%, 01/15/2020 (a)	295,000	294,809
Barclays Dryrock Issuance Trust
0.537%, 03/16/2020 (a)	275,000	274,629
Cabela's Credit Card Master Note Trust
1.900%, 10/15/2019 (b)	130,000	130,758
0.647%, 07/15/2022 (a)	203,000	200,851
Carfinance Capital Auto Trust
1.750%, 11/15/2017 (b)	2,565	2,564
1.750%, 06/15/2021 (b)	111,736	110,623
Carrington Mortgage Loan Trust
1.196%, 05/25/2035 (a)	100,000	90,382
0.371%, 06/25/2035 (a)	188,205	181,839
0.681%, 06/25/2035 (a)	310,000	300,957
0.701%, 10/25/2035 (a)	280,000	247,684
0.531%, 01/25/2036 (a)	380,000	319,012
Centex Home Equity Loan Trust
0.821%, 01/25/2034 (a)	312,881	283,843
0.701%, 10/25/2035 (a)	435,000	387,410
Chase Issuance Trust
0.567%, 04/15/2021 (a)	635,000	632,911
Chrysler Capital Auto Receivable Trust
2.640%, 07/15/2021 (b)	350,000	348,022
CIT Equipment Collateral
1.500%, 10/21/2019 (b)	385,000	383,659
Citi Held For Asset Insurance
1.850%, 12/15/2021 (b)	167,149	167,277
Citibank Credit Card Issuance Trust
0.412%, 08/24/2018 (a)	285,000	284,761
Citigroup Mortgage Loan Trust, Inc.
0.941%, 05/25/2035 (a)	325,000	290,990
0.947%, 06/25/2035 (a)(b)	88,634	88,414
0.501%, 11/25/2036 (a)	227,000	186,917
CLI Funding V LLC
2.830%, 03/18/2028 (b)	146,667	143,678
3.220%, 06/18/2028 (b)	172,913	170,258
3.290%, 06/18/2029 (b)	195,575	191,473
3.380%, 10/18/2029 (b)	142,644	141,402
CPS Auto Receivable Trust
1.310%, 02/15/2019 (b)	160,097	159,109
CWABS, Inc.
0.721%, 10/25/2034 (a)	442,403	409,443
DT Auto Owner Trust
2.460%, 01/15/2020 (b)	180,000	179,982
ECAF I Ltd.
3.473%, 06/15/2040 (b)	634,101	630,138
Element Rail Leasing II LLC
3.585%, 02/19/2045 (b)	440,000	439,729
Ellington Loan Acquisition Trust
1.321%, 05/25/2037 (a)(b)	292,341	280,839
EquiFirst Mortgage Loan Trust
1.322%, 09/25/2033 (a)	247,480	238,923
Exeter Automobile Receivables Trust
1.290%, 05/15/2018 (b)	23,913	23,909
1.060%, 08/15/2018 (b)	9,033	9,013
Fieldstone Mortgage Investment Trust
1.346%, 03/25/2035 (a)	200,000	182,328
First Franklin Mortgage Loan Trust
0.956%, 12/25/2034 (a)	167,141	161,140
1.796%, 01/25/2035 (a)	95,000	94,232
Flagship Credit Auto Trust
1.320%, 04/16/2018 (b)	30,670	30,642
1.940%, 01/15/2019 (b)	36,304	36,302
2.550%, 02/18/2020 (b)	65,000	64,752
1.980%, 10/15/2020 (b)	535,382	535,359
Ford Credit Auto Owner Trust
2.120%, 07/15/2026 (b)	210,000	209,299

Global SC Finance II SRL
2.980%, 04/17/2028 (b)	185,417	180,344
3.190%, 07/17/2029 (b)	216,667	211,986
GSAMP Trust
0.661%, 11/25/2035 (a)	350,000	329,354
Home Equity Asset Trust
0.651%, 02/25/2036 (a)	114,000	106,819
Home Equity Mortgage Loan Asset-Backed Trust
0.711%, 08/25/2035 (a)	175,000	161,012
Home Equity Mortgage Trust
1.821%, 02/25/2035 (a)	80,940	76,047
HSI Asset Securitization Corp. Trust
0.611%, 01/25/2036 (a)	390,000	319,944
JP Morgan Mortgage Acquisition Trust
0.371%, 05/25/2036 (a)	83,486	83,112
0.501%, 11/25/2036 (a)	210,000	182,454
Long Beach Mortgage Loan Trust
1.091%, 02/25/2035 (a)	185,000	169,174
Morgan Stanley ABS Capital I, Inc. Trust
1.196%, 07/25/2035 (a)	392,010	351,511
Morgan Stanley Dean Witter Capital I, Inc. Trust
1.346%, 05/25/2032 (a)	164,632	156,653
New Century Home Equity Loan Trust
0.621%, 10/25/2035 (a)	200,000	189,282
Newcastle Mortgage Securities Trust
0.501%, 03/25/2036 (a)	130,804	128,308
Nissan Master Owner Trust Receivable
0.497%, 02/15/2018 (a)	330,000	329,956
OnDeck Asset Securitization Trust LLC
3.150%, 05/17/2018 (b)	205,000	205,112
OneMain Financial Issuance Trust
2.430%, 06/18/2024 (b)	335,000	334,639
2.470%, 09/18/2024 (b)	175,000	175,101
2.570%, 07/18/2025 (b)	500,000	498,550
3.190%, 03/18/2026 (b)	255,000	255,578
Prestige Auto Receivables Trust
1.910%, 04/15/2020 (b)	115,000	113,937
RAMP Trust
0.851%, 10/25/2034 (a)	232,064	209,780
0.781%, 03/25/2035 (a)	330,000	294,714
0.721%, 07/25/2035 (a)	380,000	352,985
0.621%, 03/25/2036 (a)	330,000	305,419
RASC Trust
0.871%, 07/25/2035 (a)	325,000	281,612
0.681%, 01/25/2036 (a)	390,000	334,754
Santander Drive Auto Receivables Trust
1.810%, 04/15/2019	85,000	85,243
2.250%, 06/17/2019	315,000	316,846
2.330%, 11/15/2019	195,000	196,233
3.250%, 01/15/2020	375,000	380,801
2.360%, 04/15/2020	305,000	305,755
2.130%, 08/17/2020	285,000	286,102
SoFi Professional Loan Program LLC
1.821%, 06/25/2025 (a)(b)	120,444	120,998
Soundview Home Loan Trust
0.896%, 06/25/2035 (a)	450,000	401,402
0.691%, 11/25/2035 (a)	260,000	219,251
0.521%, 02/25/2036 (a)	280,000	248,821
0.691%, 03/25/2036 (a)	495,000	425,297
Springleaf Funding Trust
3.160%, 11/15/2024 (b)	335,000	334,325
Structured Asset Investment Loan Trust
1.021%, 07/25/2034 (a)	242,232	230,035
0.881%, 04/25/2035 (a)	359,000	345,997
Structured Asset Securities Corp.
0.741%, 02/25/2035 (a)	440,000	391,043
Structured Asset Securities Corp. Mortgage Loan Trust
0.651%, 05/25/2035 (a)	155,000	151,089
0.381%, 04/25/2036 (a)	145,768	139,034
Synchrony Credit Card Master Note Trust
1.610%, 11/15/2020	425,000	425,202
TAL Advantage V LLC
3.550%, 11/20/2038 (b)	244,000	243,043
3.510%, 02/20/2039 (b)	136,950	136,897
3.330%, 05/20/2039 (b)	153,624	151,642
Textainer Marine Containers III Ltd.
3.270%, 10/20/2039 (b)	124,833	122,364
Trinity Rail Leasing 2012 LLC
3.898%, 07/15/2043 (b)	112,464	113,691
United Airlines Pass Through Trust
6.636%, 01/02/2024	268,757	287,234
United Auto Credit Securitization Trust
2.250%, 06/17/2019 (b)	115,000	114,170
US Airways Pass Through Trust
4.625%, 12/03/2026	116,859	118,758
VFC LLC
2.750%, 07/22/2030 (b)	100,942	100,873
Westlake Auto Receivables Trust
1.240%, 11/15/2019 (b)	110,000	109,946
1.700%, 11/15/2019 (b)	175,000	174,437
World Financial Network Credit Card Mortgage Trust
0.577%, 12/15/2019 (a)	335,000	335,016
Total Asset-Backed Securities (Cost $25,632,227)		25,914,895

Corporate Bonds - 20.65%
Ambulatory Health Care Services - 0.09%
HealthSouth Corp.
5.750%, 09/15/2025 (b)	210,000	202,125
Beverage and Tobacco Product Manufacturing - 0.12%
Altria Group, Inc.
4.000%, 01/31/2024	110,000	115,076
9.950%, 11/10/2038	177,000	285,691
Reynolds American, Inc.
5.700%, 08/15/2035	150,000	165,257
7.250%, 06/15/2037	45,000	55,233
4.750%, 11/01/2042	150,000	145,103
5.850%, 08/15/2045	362,000	406,246
		1,172,606
Broadcasting (except Internet) - 0.16%
CBS Corp.
4.600%, 01/15/2045	185,000	165,921
Sirius XM Radio, Inc.
5.375%, 04/15/2025 (b)	70,000	69,475
Viacom, Inc.
5.850%, 09/01/2043	145,000	132,916
		368,312
Building Material and Garden Equipment and Supplies Dealers - 0.20%
Home Depot, Inc.
2.625%, 06/01/2022	455,000	455,920
Chemical Manufacturing - 0.96%
AbbVie, Inc.
3.200%, 11/06/2022	45,000	44,651
3.600%, 05/14/2025	420,000	416,986
Dow Chemical Co.
4.625%, 10/01/2044	40,000	36,833
Eastman Chemical Co.
4.650%, 10/15/2044	500,000	465,702
Endo Finance LLC
5.750%, 01/15/2022 (b)	200,000	192,000
Merck & Co., Inc.
2.350%, 02/10/2022	350,000	344,924
Monsanto Co.
4.700%, 07/15/2064	180,000	151,886
Zoetis, Inc.
4.500%, 11/13/2025	550,000	559,024
		2,212,006
Clothing and Clothing Accessories Stores - 0.10%
L Brands, Inc.
6.875%, 11/01/2035 (b)	100,000	102,875
Men's Wearhouse, Inc.
7.000%, 07/01/2022	162,000	127,170
		230,045
Computer and Electronic Product Manufacturing - 0.14%
CommScope, Inc.
4.375%, 06/15/2020 (b)	70,000	70,700
Hewlett Packard Co.
4.300%, 06/01/2021	100,000	99,911
L-3 Communications Corp.
3.950%, 11/15/2016	160,000	162,801
		333,412
Credit Intermediation and Related Activities - 5.23%
Ally Financial, Inc.
3.500%, 07/18/2016	80,000	80,550
3.250%, 09/29/2017	90,000	90,112
3.250%, 02/13/2018	390,000	390,000
American Express Co.
5.200%, 05/29/2049 (a)	190,000	188,100
4.900%, 12/29/2049 (a)	340,000	327,607
Bank of America Corp.
1.196%, 04/01/2019 (a)	320,000	320,320
3.300%, 01/11/2023	465,000	465,365
4.200%, 08/26/2024	115,000	116,280
4.000%, 01/22/2025	435,000	432,540
3.950%, 04/21/2025	135,000	133,605
6.250%, 09/29/2049 (a)	175,000	177,791
6.100%, 12/29/2049 (a)	190,000	191,306
Capital One Bank USA NA
3.375%, 02/15/2023	610,000	603,420
Capital One Financial Co.
5.550%, 12/29/2049 (a)	460,000	464,600
Citigroup, Inc.
1.013%, 04/27/2018 (a)	775,000	773,110
4.050%, 07/30/2022	65,000	67,149
3.875%, 03/26/2025	375,000	367,266
4.300%, 11/20/2026	205,000	207,036
8.125%, 07/15/2039	190,000	278,740
5.800%, 11/29/2049 (a)	325,000	321,750
6.300%, 12/29/2049 (a)	215,000	211,775
Discover Financial Services
3.750%, 03/04/2025	485,000	476,676
Education Realty Operating Partnership, LP
4.600%, 12/01/2024	170,000	168,349
EMD Finance LLC
2.400%, 03/19/2020 (b)	1,150,000	1,135,676
Ford Motor Credit Co. LLC
1.700%, 05/09/2016	200,000	200,544
1.724%, 12/06/2017	400,000	395,885
1.259%, 01/09/2018 (a)	300,000	297,526
3.157%, 08/04/2020	300,000	300,116
General Electric Capital Corp.
5.250%, 06/29/2049 (a)	315,000	327,994
General Motors Financial Co., Inc.
4.750%, 08/15/2017	35,000	36,327
3.500%, 07/10/2019	145,000	146,395
3.700%, 11/24/2020	630,000	631,763

HSBC Bank USA, N.A.
4.875%, 08/24/2020	480,000	525,668
JPMorgan Chase & Co.
3.875%, 09/10/2024	265,000	266,802
Regions Bank
2.250%, 09/14/2018	250,000	250,662
Wells Fargo & Co.
4.100%, 06/03/2026	505,000	513,852
Wells Fargo Capital X
5.950%, 12/01/2086 (a)	165,000	167,887
		12,050,544
Data Processing, Hosting and Related Services - 0.42%
Hewlett Packard Enterprise Co.
6.350%, 10/15/2045 (b)	600,000	578,754
4.900%, 10/15/2025 (b)	395,000	390,600
		969,354
Educational Services - 0.03%
The George Washinton University
3.485%, 09/15/2022	75,000	76,517
Food and Beverage Stores - 0.10%
SuperValu, Inc.
7.750%, 11/15/2022	250,000	233,750
Food Manufacturing - 0.35%
Kraft Heinz Foods Co.
3.500%, 07/15/2022 (b)	365,000	371,417
5.200%, 07/15/2045 (b)	420,000	438,723
		810,140
Funds, Trusts, and Other Financial Vehicles - 0.58%
Glencore Funding LLC
2.875%, 04/16/2020 (b)	615,000	498,641
4.000%, 04/16/2025 (b)	325,000	241,755
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	545,000	535,156
Sabra Health Care LP
5.375%, 06/01/2023	65,000	66,706
		1,342,258
General Merchandise Stores - 0.07%
Dollar General Corp.
4.150%, 11/01/2025	158,000	156,309
Hospitals - 0.11%
HCA, Inc.
4.750%, 05/01/2023	250,000	248,750
Insurance Carriers and Related Activities - 0.97%
Aflac, Inc.
2.400%, 03/16/2020	260,000	261,497
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (b)	165,000	172,425
MetLife, Inc.
5.250%, 12/29/2049 (a)	370,000	373,238
Prudential Financial, Inc.
5.200%, 03/15/2044 (a)	555,000	552,919
5.375%, 05/15/2045 (a)	310,000	315,038
Voya Financial, Inc.
5.650%, 05/15/2053 (a)	335,000	339,187
WellPoint, Inc.
4.650%, 01/15/2043	240,000	234,046
		2,248,350
Machinery Manufacturing - 0.02%
Seventy Seven Operating LLC
6.625%, 11/15/2019	105,000	44,625
Merchant Wholesalers, Nondurable Goods - 0.43%
Mining (except Oil and Gas) - 0.22%
Freeport-McMoRan, Inc.
4.550%, 11/14/2024	730,000	499,824

Miscellaneous Manufacturing - 0.05%
Boston Scientific Corp.
2.650%, 10/01/2018	125,000	126,059
Motor Vehicle and Parts Dealers - 0.08%
AutoNation, Inc.
4.500%, 10/01/2025	172,000	176,183
Nonstore Retailers - 0.07%
Suburban Propane Partners, L.P.
5.750%, 03/01/2025	160,000	151,600
Nursing and Residential Care Facilities - 0.08%
Acadia Healthcare Company, Inc.
5.625%, 02/15/2023	195,000	192,075
Oil and Gas Extraction - 1.53%
Apache Corp.
4.750%, 04/15/2043	80,000	75,764
Chesapeake Energy Corp.
3.571%, 04/15/2019 (a)	50,000	22,500
Continental Resources, Inc.
5.000%, 09/15/2022	642,000	564,157
Devon Energy Corp.
5.000%, 06/15/2045	407,000	362,013
Enterprise Products Operating LLC
3.900%, 02/15/2024	400,000	389,507
4.850%, 03/15/2044	208,000	183,882
4.950%, 10/15/2054	75,000	63,405
Noble Energy, Inc.
4.150%, 12/15/2021	560,000	562,096
6.000%, 03/01/2041	40,000	39,611
Phillips 66
4.650%, 11/15/2034	418,000	415,194
Plains All American Pipeline, L.P.
4.650%, 10/15/2025	520,000	488,757
Williams Partners L P New
3.600%, 03/15/2022	415,000	364,154
		3,531,040
Petroleum and Coal Products Manufacturing - 0.22%
Marathon Oil Corp.
3.850%, 06/01/2025	235,000	211,011
Marathon Petroleum Corp.
5.000%, 09/15/2054	250,000	220,810
Phillips 66 Partners LP
3.605%, 02/15/2025	95,000	84,717
		516,538

Pipeline Transportation - 0.59%
Crestwood Midstream Partners, L.P.
6.250%, 04/01/2023 (b)	110,000	93,500
Energy Transfer Partners LP
4.150%, 10/01/2020	250,000	242,797
6.500%, 02/01/2042	200,000	178,758
Kinder Morgan Energy Partners LP
4.250%, 09/01/2024	365,000	305,436
6.500%, 09/01/2039	325,000	279,587
5.500%, 03/01/2044	190,000	145,193
Williams Partners LP
5.400%, 03/04/2044	145,000	107,738
		1,353,009
Publishing Industries (except Internet) - 0.22%
McGraw-Hill Financial, Inc.
3.300%, 08/14/2020 (b)	131,000	132,897
4.000%, 06/15/2025 (b)	195,000	194,976
TEGNA, Inc.
5.500%, 09/15/2024 (b)	175,000	176,750
		504,623
Real Estate - 1.25%
American Tower Corp.
2.800%, 06/01/2020	670,000	667,275
Corporate Office Properties LP
3.700%, 06/15/2021	555,000	541,182
Digital Realty Trust, L.P.
3.950%, 07/01/2022	1,010,000	1,002,911
EPR Properties
5.750%, 08/15/2022	225,000	239,270
Ventas Realty LP
2.700%, 04/01/2020	430,000	425,869
		2,876,507
Rental and Leasing Services - 0.13%
Air Lease Corp.
3.375%, 01/15/2019	60,000	60,900
3.875%, 04/01/2021	110,000	111,375
United Rentals North America, Inc
5.500%, 07/15/2025	120,000	120,450
		292,725
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.15%
JPMorgan Chase & Co.
1.350%, 02/15/2017	355,000	355,179
6.000%, 12/29/2049 (a)	320,000	321,990
Morgan Stanley
3.750%, 02/25/2023	380,000	393,886
4.350%, 09/08/2026	260,000	264,877
3.950%, 04/23/2027	705,000	690,627
5.450%, 12/29/2049 (a)	450,000	443,813
5.550%, 12/29/2049 (a)	385,000	384,038
The Goldman Sachs Group, Inc.
1.048%, 05/22/2017 (a)	405,000	404,903
2.375%, 01/22/2018	290,000	293,771
2.600%, 04/23/2020	335,000	336,932
2.012%, 11/29/2023 (a)	275,000	280,008
5.150%, 05/22/2045	350,000	349,224
5.700%, 12/29/2049 (a)	440,000	440,550
		4,959,798
Support Activities for Mining - 0.41%
Halliburton Co.
3.800%, 11/15/2025	685,000	690,559
Targa Resource Partners LP
5.000%, 01/15/2018 (b)	105,000	103,688
6.750%, 03/15/2024 (b)	150,000	142,875
		937,122
Telecommunications - 2.81%
AT&T, Inc.
2.400%, 08/15/2016	500,000	505,050
3.900%, 03/11/2024	345,000	354,687
4.500%, 05/15/2035	185,000	174,168
5.350%, 09/01/2040	445,000	445,432
4.750%, 05/15/2046	675,000	634,767
CCO Safari II LLC
4.908%, 07/23/2025 (b)	425,000	432,116
6.484%, 10/23/2045 (b)	1,140,000	1,188,830
Qwest Corp.
6.750%, 12/01/2021	365,000	383,673
T-Mobile USA, Inc.
6.500%, 01/15/2026	220,000	220,275
Verizon Communications, Inc.
2.625%, 02/21/2020	466,000	471,284
6.550%, 09/15/2043	500,000	605,028
5.012%, 08/21/2054	262,000	248,886
4.672%, 03/15/2055	925,000	825,622
		6,489,818
Transportation Equipment Manufacturing - 0.28%
Lockheed Martin Corp.
2.500%, 11/23/2020	430,000	431,229
Meritor, Inc.
6.250%, 02/15/2024	235,000	217,375
		648,604

Utilities - 0.43%
Dynergy, Inc.
6.750%, 11/01/2019	35,000	34,366
7.375%, 11/01/2022	30,000	29,068
7.625%, 11/01/2024	55,000	52,525
Kinder Morgan, Inc.
4.300%, 06/01/2025	335,000	283,589
5.550%, 06/01/2045	570,000	435,747
Sabine Pass Liquefaction, LLC
5.625%, 03/01/2025 (b)	175,000	161,219
		996,514
Wood Product Manufacturing - 0.10%
Building Materials Corp. of America
6.000%, 10/15/2025 (b)	216,000	223,830
Total Corporate Bonds (Cost $48,841,129)		47,630,892

Foreign Corporate Bonds - 6.59%
ABN AMRO Bank NV
0.742%, 06/06/2016 (a)(b)	305,000	305,052
4.750%, 07/28/2025 (b)	380,000	382,619
Actavis Funding SCS
3.450%, 03/15/2022	611,000	618,705
3.800%, 03/15/2025	145,000	146,400
4.850%, 06/15/2044	222,000	223,319
AerCap Ireland Capital Ltd.
4.625%, 10/30/2020	150,000	154,500
Aircastle Ltd.
6.750%, 04/15/2017	105,000	110,250
Bank of Montreal
1.950%, 01/30/2017 (b)	250,000	252,656
Barclays PLC
3.650%, 03/16/2025	200,000	194,387
Barclays Bank PLC
10.180%, 06/12/2021 (b)	710,000	931,707
Barrick Gold Corp.
4.100%, 05/01/2023	203,000	178,907
BBVA Banco Continental SA
3.250%, 04/08/2018 (b)	120,000	120,600
BHP Billiton Finance U.S.A. Ltd.
6.250%, 10/19/2075 (a)(b)	200,000	202,000
Canadian Imperial Bank of Commerce
2.750%, 01/27/2016 (b)	455,000	456,211
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.950%, 11/09/2022	250,000	252,909
Credit Suisse New York Branch
1.700%, 04/27/2018	600,000	599,354
Deutsche Bank AG
4.500%, 04/01/2025	380,000	359,566
Ecopetrol SA
5.875%, 05/28/2045	120,000	94,800
5.375%, 06/26/2026	255,000	232,369
Electricite de France SA
5.625%, 12/29/2049 (a)(b)	420,000	412,440
Ensco PLC
4.700%, 03/15/2021	180,000	157,499
4.500%, 10/01/2024	149,000	116,582
5.200%, 03/15/2025	110,000	90,790
5.750%, 10/01/2044	420,000	326,006
Fermaca Enterprises S de RL de CV
6.375%, 03/30/2038 (b)	195,841	187,028
FLY Leasing LTD
6.375%, 10/15/2021	200,000	202,750
Grupo Bimbo SAB de CV
4.875%, 06/27/2044 (b)	250,000	222,709
HSBC Holdings PLC
4.000%, 03/30/2022	220,000	232,239
4.250%, 08/18/2025	200,000	201,745
5.625%, 12/29/2049 (a)	230,000	230,863
ING Group NV
6.500%, 12/31/2049 (a)	255,000	251,175
Inmarsat Finance PLC
4.875%, 05/15/2022 (b)	110,000	108,075
Lloyds Bank PLC
2.350%, 09/05/2019	410,000	411,123
LYB International Finance BV
4.875%, 03/15/2044	170,000	163,922
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (b)	200,000	200,867
Petrobras Global Finance BV
6.850%, 06/05/2115	290,000	198,679
Petróleos Mexicanos
4.500%, 01/23/2026 (b)	75,000	70,898
Rio Tinto Finance USA PLC
3.500%, 03/22/2022	370,000	365,487
Royal Bank of Canada
0.625%, 12/4/2015	655,000	655,002
Seagate HDD Cayman
4.750%, 06/01/2023	400,000	353,745
4.875%, 06/01/2027 (b)	245,000	199,929
Signet UK Finance PLC
4.700%, 06/15/2024 (e)	95,000	94,651
Societe Generale S.A.
5.625%, 11/24/2045 (b)	295,000	293,008
SpareBank 1 Boligkreditt AS
1.750%, 11/15/2019 (b)	495,000	489,036
Standard Chartered PLC
1.700%, 04/17/2018 (b)	485,000	480,481
5.200%, 01/26/2024 (b)	250,000	260,058
Suncor Energy, Inc.
6.500%, 06/15/2038	135,000	161,672

Telecom Italia SpA
5.303%, 05/30/2024 (b)	200,000		204,200
Tesco PLC
6.150%, 11/15/2037 (b)	100,000		90,017
The Bank of Nova Scotia
2.150%, 08/03/2016 (b)	280,000		282,183
TransCanada Trust
5.625%, 05/20/2075 (a)	455,000		434,091
Tyco International Group S.A.
3.900%, 02/14/2026	215,000		215,663
UBS AG
2.250%, 03/30/2017 (b)	260,000		263,507
1.375%, 06/01/2017	265,000		264,239
Vale Overseas Ltd.
4.375%, 01/11/2022	350,000		292,498
Vale SA
5.625%, 09/11/2042	125,000		81,888
Valent Pharmaceuticals International, Inc.
5.875%, 05/15/2023 (b)	70,000		60,900
6.125%, 04/15/2025 (b)	60,000		52,050
Total Foreign Corporate Bonds (Cost $15,774,450)			15,196,006

Foreign Government Agency Issues - 0.23%
FMS Wertmanagement AoeR
1.625%, 11/20/2018	315,000		316,882
Province of Manitoba, Canada
9.625%, 12/01/2018	60,000		73,269
Province of New Brunswick, Canada
2.750%, 06/15/2018	140,000		144,331
Total Foreign Government Agency Issues (Cost $528,161)			534,482

Foreign Government Notes/Bonds - 0.35%
Costa Rica Government International Bond
7.158%, 03/12/2045 (b)	400,000		349,500
Mexico Bonos
8.000%, 06/11/2020	6,715,000	(f)	451,836
Total Foreign Government Notes/Bonds (Cost $959,756)			801,336

Mortgage-Backed Securities - 19.06%
BAMLL Commercial Mortgage Securities Trust
2014-ICTS,0.997%, 06/15/2028 (a)(b)	145,000		144,338
Banc of America Commercial Mortgage Trust
2006-6, 5.356%, 10/10/2045	150,000		152,412
2006-5, 5.414%, 09/10/2047	277,798		283,065
Bear Stearns Commerical Mortgage Securities Trust
2007-PWR15, 5.331%, 02/11/2044	58,738		60,679
Citigroup Commerical Mortgage Trust
2014-388G, 1.597%, 06/16/2033 (a)(b)	150,000		147,699
2014-GC25, 1.244% 10/11/2047 (a)(c)	1,589,584		114,774
2015-GC27, 1.594%, 02/12/2048 (a)(c)	1,208,563		115,833
COMM Mortgage Trust
2014-TWC, 1.047%, 02/13/2032 (a)(b)	140,000		139,174
2014-SAVA, 1.347%, 06/15/2034 (a)(b)	116,969		116,681
2013-LC6, 0.499%, 01/12/2046 (a)(b)(c)	2,000,000		51,400
2013-CCRE6, 0.772% 03/12/2046 (a)(b)(c)	1,500,000		56,153
2013-CCRE12, 1.564% 10/15/2046 (a)(c)	931,104		68,315
2014-CCRE16, 1.414% 04/12/2047 (a)(c)	1,771,051		115,833
2014-LC15, 1.561%, 04/12/2047 (a)(c)	2,041,251		146,306
2014-CCRE17, 1.352%, 05/10/2047 (a)(c)	1,481,530		94,659
2014-UBS3, 1.506%, 06/12/2047 (a)(c)	1,160,095		86,170
2014-UBS6, 1.223%, 12/10/2047 (a)(c)	1,962,275		124,759
2015-LC21, 3.708%, 07/10/2048	100,000		103,530
Commercial Mortgage Loan Trust
2008-LS1, 6.228%, 12/10/2049 (a)	128,267		132,911
Commercial Mortgage Trust
2007-GG9, 5.444%, 03/10/2039	190,019		196,028
2007-GG11, 5.736%, 12/10/2049	116,057		120,664
Credit Suisse Commercial Mortgage Trust
2007- C2, 5.542%, 01/15/2049 (a)	160,000		164,369
CSAIL Commercial Mortgage Trust
2015-C2, 1.046%, 06/15/2057 (a)(c)	1,740,609		101,362
CSMC Trust
2014-ICE, 1.397%, 04/15/2027 (a)(b)	100,000		99,707
2014-ICE, 1.747%, 04/15/2027 (a)(b)	100,000		99,703
Fannie Mae- Aces
2014-M8, 0.478%, 05/25/2018 (a)	114,808		114,719
2012-M14, 09/25/2022 (a)(c)	3,238,461		83,491
2014-M8, 06/25/2024 (a)(c)	3,207,784		91,522
Fannie Mae Pool
624275, 5.000%, 01/01/2017	23,906		24,782
897512, 5.000%, 12/01/2021	51,495		53,383
254832, 5.500%, 08/01/2023	121,780		136,020
255320, 5.000%, 07/01/2024	19,894		21,943
3.000%, 12/15/2025	515,000		533,178
257075, 5.500%, 02/01/2028	13,835		15,550
MA0023, 5.000%, 04/01/2029	30,294		33,413
MA0096, 4.500%, 06/01/2029	18,386		19,879
AS3118, 3.000%, 08/01/2029	100,258		103,971
MA2124, 3.000%, 12/01/2029	87,107		90,282
AX9538, 3.000%, 02/01/2030	116,702		121,075
AS4466, 3.000%, 02/01/2030	92,356		95,870
AE0205, 5.000%, 03/01/2030	33,654		37,120
AS4855, 2.500%, 04/01/2030	70,046		71,059
AY0990, 2.500%, 05/01/2030	95,768		97,152
AY4218, 3.000%, 05/01/2030	119,605		123,964
AS5240, 3.000%, 06/01/2030	96,711		100,236
AZ0881, 2.500%, 07/01/2030	87,361		88,624
AZ0886, 3.000%, 07/01/2030	72,713		75,363
720679, 5.000%, 06/01/2033	28,487		31,580
725027, 5.000%, 11/01/2033	18,669		20,705
888283, 5.000%, 08/01/2034	88,937		98,593

725946, 5.500%, 11/01/2034	194,793	219,875
735484, 5.000%, 05/01/2035	27,155	30,052
830722, 5.000%, 07/01/2035	86,682	96,819
735925, 5.000%, 10/01/2035	82,898	91,670
836427, 5.000%, 10/01/2035	37,772	41,662
990906, 5.500%, 10/01/2035	133,736	150,549
735897, 5.500%, 10/01/2035	40,470	45,573
885399, 5.500%, 06/01/2036	56,591	63,255
900527, 6.000%, 09/01/2036	6,028	6,828
882618, 6.081%, 09/01/2036 (a)	18,781	19,964
915320, 6.000%, 03/01/2037	31,290	35,462
256711, 5.500%, 05/01/2037	46,368	51,921
940765, 5.500%, 06/01/2037	81,568	91,209
942051, 5.500%, 07/01/2037	111,566	124,612
952572, 5.500%, 09/01/2037	4,376	4,900
953926, 5.500%, 12/01/2037	24,880	27,914
967254, 5.500%, 12/01/2037	6,853	7,654
968975, 5.500%, 01/01/2038	70,824	79,264
889757, 5.000%, 02/01/2038	40,670	44,955
962343, 5.000%, 03/01/2038	39,556	43,629
929301, 5.000%, 04/01/2038	39,188	43,224
257161, 5.500%, 04/01/2038	88,822	99,376
982126, 5.000%, 05/01/2038	87,132	96,105
889579, 6.000%, 05/01/2038	56,600	64,200
995681, 6.000%, 05/01/2038	11,166	12,671
889533, 5.500%, 06/01/2038	71,936	80,615
AB0131, 5.000%, 12/01/2038	26,835	29,740
934231, 5.000%, 01/01/2039	61,049	67,336
995245, 5.000%, 01/01/2039	81,811	90,236
995906, 5.000%, 03/01/2039	31,122	34,327
995838, 5.500%, 05/01/2039	220,769	247,554
AL0070, 5.000%, 07/01/2039	50,272	55,449
AD1656, 4.500%, 03/01/2040	101,112	109,497
932586, 4.500%, 03/01/2040	68,252	73,913
190404, 4.500%, 05/01/2040	171,509	185,735
AD7406, 5.000%, 07/01/2040	29,243	32,544
AD8529, 4.500%, 08/01/2040	174,911	189,446
AB1389, 4.500%, 08/01/2040	153,028	165,720
AB1335, 4.500%, 08/01/2040	13,854	15,005
MA0510, 4.500%, 09/01/2040	1,662	1,800
AE8714, 3.500%, 11/01/2040	65,085	67,482
890310, 4.500%, 12/01/2040	35,115	38,020
3.500%, 12/15/2040	735,000	761,299
000TBA, 4.500%, 12/15/2040	75,000	81,082
000TBA, 5.000%, 12/15/2040	195,000	215,097
AL0791, 4.000%, 02/01/2041	116,569	124,529
AE0954, 4.500%, 02/01/2041	122,225	132,410
AH7196, 4.500%, 03/01/2041	1,139,997	1,235,525
AL0245, 4.000%, 04/01/2041	23,230	24,814
AL0065, 4.500%, 04/01/2041	54,627	59,190
AL0214, 5.000%, 04/01/2041	36,055	39,856
AB2817, 5.000%, 04/01/2041	25,829	28,588
AI4891, 4.500%, 06/01/2041	648,844	703,097
AB3194, 4.500%, 06/01/2041	53,426	57,890
AH1662, 4.500%, 07/01/2041	98,013	105,977
AI8193, 4.500%, 08/01/2041	134,843	146,106
890603, 5.000%, 08/01/2041	220,975	243,732
AJ3310, 5.000%, 08/01/2041	156,223	172,923
AL0675, 5.500%, 09/01/2041	55,662	62,379
AJ1959, 4.500%, 10/01/2041	1,033,363	1,122,107
AL1547, 4.500%, 11/01/2041	29,253	31,665
AJ6346, 3.500%, 12/01/2041	72,294	75,066
AJ9278, 3.500%, 12/01/2041	26,156	27,159
4.000%, 12/15/2041	1,540,000	1,633,904
AX5302, 4.000%, 01/01/2042	60,129	63,943
AK2415, 4.000%, 02/01/2042	110,754	117,830
AK5699, 3.500%, 03/01/2042	37,409	38,831
AK6743, 4.000%, 03/01/2042	143,525	152,703
AK6744, 4.000%, 03/01/2042	175,017	186,210
AK9393, 3.500%, 04/01/2042	53,010	55,042
AK6846, 3.500%, 04/01/2042	101,175	105,059
AK6568, 3.500%, 04/01/2042	117,304	121,807
AL4029, 4.500%, 04/01/2042	160,980	174,391
AL1886, 3.248%, 06/01/2042 (a)	88,594	92,154
AO9553, 4.000%, 07/01/2042	621,109	661,308
3.000%, 12/15/2042	125,000	125,562
AB7733, 3.000%, 01/01/2043	49,240	49,597
AL2897, 3.500%, 01/01/2043	95,843	99,522
AQ9330, 3.500%, 01/01/2043	106,458	110,544
AL3714, 3.500%, 01/01/2043	77,340	80,301
AB7965, 3.500%, 02/01/2043	53,844	55,899
AB8931, 3.000%, 04/01/2043	61,841	62,289
AB8897, 3.000%, 04/01/2043	513,082	516,803
AT2021, 3.500%, 04/01/2043	56,005	58,132
AT1001, 3.500%, 04/01/2043	42,781	44,507
AB9046, 3.500%, 04/01/2043	136,559	141,973
AB9341, 3.000%, 05/01/2043	86,354	86,981
AT5993, 3.000%, 05/01/2043	62,561	63,014
AB9260, 3.500%, 05/01/2043	178,983	185,739
AT5895, 3.000%, 06/01/2043	21,251	21,405
AR7218, 3.000%, 06/01/2043	292,494	294,619
AU1628, 3.000%, 07/01/2043	4,291	4,322
AU1632, 3.000%, 07/01/2043	34,423	34,673
AS0044, 3.000%, 07/01/2043	77,567	78,131
AS0331, 3.000%, 08/01/2043	35,189	35,444
AS0203, 3.000%, 08/01/2043	207,018	208,522
AS0205, 3.000%, 08/01/2043	307,237	309,468
AU3735, 3.000%, 08/01/2043	130,883	131,833
AU0949, 3.500%, 08/01/2043	94,715	98,945
AS0212, 3.500%, 08/01/2043	115,917	120,367
AU3751, 4.000%, 08/01/2043	314,106	334,690

AU4289, 4.000%, 09/01/2043	137,410	146,416
AS0531, 4.000%, 09/01/2043	156,390	167,023
AU6857, 4.000%, 09/01/2043	145,117	155,162
AU4658, 4.500%, 09/01/2043	53,825	58,197
AU5661, 4.500%, 09/01/2043	148,955	161,052
AS0575, 5.000%, 09/01/2043	30,036	33,129
MA1600, 3.500%, 10/01/2043	81,499	84,561
AL4288, 4.500%, 10/01/2043	262,617	284,211
AS1042, 4.000%, 11/01/2043	145,552	155,091
AV0284, 4.500%, 11/01/2043	62,095	67,739
AV1169, 5.000%, 11/01/2043	41,254	45,502
AL4450, 4.500%, 12/01/2043	76,894	83,138
AV0663, 4.500%, 12/01/2043	129,771	140,835
AS1333, 4.500%, 12/01/2043	95,661	103,802
AS1559, 4.000%, 01/01/2044	81,938	87,307
AV7239, 4.500%, 01/01/2044	40,000	43,249
AV0944, 4.500%, 01/01/2044	76,533	82,787
AL5110, 4.500%, 03/01/2044	68,199	73,737
AS2117, 4.000%, 04/01/2044	86,045	91,502
AS2276, 4.500%, 04/01/2044	45,772	49,525
MA1888, 4.000%, 05/01/2044	72,502	76,980
AL5780, 4.500%, 05/01/2044	26,772	29,015
AS2751, 4.500%, 06/01/2044	130,200	140,774
MA1926, 4.500%, 06/01/2044	85,833	93,158
AL5570, 4.500%, 07/01/2044	197,265	213,286
AV2818, 4.500%, 07/01/2044	49,586	53,640
AL5674, 4.500%, 08/01/2044	63,108	68,233
AL6223, 4.500%, 08/01/2044	76,349	82,595
AX2501, 4.000%, 10/01/2044	85,330	90,600
AX2491, 4.000%, 10/01/2044	69,478	73,773
AS3467, 4.000%, 10/01/2044	106,226	112,787
AS3634, 4.000%, 10/01/2044	124,411	132,094
AS3657, 4.500%, 10/01/2044	102,735	111,571
AV2420, 4.500%, 11/01/2044	239,075	258,799
AX7350, 4.500%, 11/01/2044	59,923	64,800
AX4902, 3.500%, 12/01/2044	305,060	316,684
AS4304, 3.500%, 01/01/2045	70,419	73,012
AL6432, 4.000%, 01/01/2045	140,361	149,029
MA2145, 4.000%, 01/01/2045	135,708	144,122
AS4515, 4.000%, 02/01/2045	205,770	218,543
AY0025, 4.000%, 02/01/2045	273,658	290,711
AS4630, 4.000%, 03/01/2045	158,789	168,658
AS4804, 3.500%, 04/01/2045	71,716	74,358
AY4205, 3.000%, 05/01/2045	73,879	74,279
AS5175, 3.500%, 06/01/2045	122,760	127,455
AZ0814, 3.500%, 07/01/2045	123,197	127,828
AZ0869, 4.000%, 07/01/2045	173,230	184,095
AZ8009, 3.500%, 09/01/2045	74,682	77,432
AS5892, 3.500%, 10/01/2045	84,453	87,563
MA2414, 3.500%, 10/01/2045	134,120	139,059
MA2415, 4.000%, 10/01/2045	124,347	132,157
Fannie Mae REMICS
2011-127, 12/25/2026 (c)	33,305	1,277
2014-11, 2.500%, 10/25/2041	167,148	142,823
FHLMC Multifamily Structured Pass Through Certificates
K-GRP, 0.577%, 04/25/2020 (a)	185,448	185,600
K-038, 3.000%, 03/25/2024 (a)(c)	1,808,095	141,852
FHLMC PC
A9-3617, 4.500%, 08/01/2040	26,803	28,959
Q1-9475, 3.500%, 06/01/2043	134,468	139,422
G6-0174, 4.000%, 10/01/2043	186,349	197,862
Q2-4619, 4.500%, 02/01/2044	45,229	48,874
Q2-5977, 4.500%, 05/01/2044	32,307	34,921
Q2-6904, 4.000%, 06/01/2044	140,244	148,804
Q2-7903, 4.000%, 08/01/2044	236,978	251,464
Q2-9916, 4.000%, 11/01/2044	165,841	176,133
G0-7961, 3.500%, 03/01/2045	93,323	96,700
G0-8636, 3.500%, 04/01/2045	154,481	159,875
G0-8637, 4.000%, 04/01/2045	163,183	173,114
G0-8676, 3.500%, 11/01/2045	175,000	181,113
Q3-7023, 4.000%, 11/01/2045	149,820	158,880
FHLMC Structured Pass Through Securities
A-6, 0.597%, 11/25/2028 (a)	3,200	3,174
Freddie Mac
4.000%, 12/15/2040	975,000	1,032,449
3.500%, 12/15/2041	435,000	449,715
Freddie Mac Gold Pool
G1-3122, 5.000%, 04/01/2023	2,079	2,233
D9-7472, 5.500%, 12/01/2027	10,431	11,578
G1-4953, 3.500%, 01/01/2029	94,219	98,948
G0-1772, 5.000%, 02/01/2035	5,991	6,636
G0-1810, 5.500%, 05/01/2035	57,047	63,705
G0-1883, 5.000%, 08/01/2035	5,033	5,564
A6-8761, 5.500%, 09/01/2037	2,700	2,998
G0-3535, 5.500%, 10/01/2037	2,390	2,673
G0-3812, 5.500%, 02/01/2038	3,228	3,611
G0-4471, 5.500%, 07/01/2038	8,115	9,049
G0-4449, 5.500%, 07/01/2038	16,802	18,742
A8-1743, 5.500%, 09/01/2038	30,297	33,628
A8-2657, 5.500%, 10/01/2038	12,817	14,229
A8-2134, 6.000%, 10/01/2038	5,831	6,577
G0-5205, 5.000%, 01/01/2039	40,283	44,163
A8-6315, 4.500%, 05/01/2039	91,032	98,264
A8-6521, 4.500%, 05/01/2039	154,267	166,632
C0-3531, 4.000%, 10/01/2040	54,980	58,413
A9-6592, 4.000%, 02/01/2041	234,743	249,401
A9-7942, 4.500%, 04/01/2041	91,550	98,959
Q0-0285, 4.500%, 04/01/2041	20,673	22,348
Q0-0876, 4.500%, 05/01/2041	146,796	158,748
Q0-0950, 5.000%, 05/01/2041	31,717	34,885
Q0-2173, 4.500%, 07/01/2041	89,508	96,795

Q0-3705, 4.000%, 10/01/2041	30,339	32,159
Q0-4674, 4.000%, 12/01/2041	337,904	358,788
Q0-9004, 3.500%, 06/01/2042	57,454	59,649
C0-9004, 3.500%, 07/01/2042	60,964	63,295
Q0-9896, 3.500%, 08/01/2042	80,408	83,489
Q1-1348, 3.500%, 09/01/2042	100,665	104,517
Q1-4869, 3.000%, 01/01/2043	144,198	145,024
Q1-8305, 3.500%, 05/01/2043	60,708	62,927
G0-7459, 3.500%, 08/01/2043	60,153	62,388
G0-8541, 3.500%, 08/01/2043	120,027	124,384
Q2-0780, 3.500%, 08/01/2043	85,132	88,395
Q2-0857, 3.500%, 08/01/2043	59,772	62,154
V8-0509, 4.000%, 10/01/2043	81,508	86,536
G0-7508, 4.500%, 10/01/2043	59,019	63,788
G0-8558, 4.000%, 11/01/2043	123,707	131,252
Q2-3375, 4.500%, 11/01/2043	23,597	25,471
G0-8559, 4.500%, 11/01/2043	16,042	17,344
Q2-3388, 4.500%, 12/01/2043	188,807	204,357
G0-8578, 4.500%, 03/01/2044	48,766	52,697
Q2-6367, 4.000%, 05/01/2044	21,782	23,168
Q2-5885, 4.500%, 05/01/2044	51,751	55,875
Q2-6513, 4.500%, 06/01/2044	81,340	88,746
G0-8596, 4.500%, 07/01/2044	96,963	104,763
G0-8601, 4.000%, 08/01/2044	58,936	62,529
C0-9070, 4.000%, 12/01/2044	85,381	90,605
G0-8627, 3.500%, 02/01/2045	102,877	106,470
G0-8628, 4.000%, 02/01/2045	90,960	96,503
G0-8633, 4.000%, 03/01/2045	257,840	273,552
Freddie Mac Non Gold Pool
1H-2617, 2.500%, 05/01/2036 (a)	69,663	73,919
1J-1346, 2.193%, 11/01/2036 (a)	43,905	46,530
1G-1509, 2.211%, 02/01/2037 (a)	54,680	57,744
Freddie Mac REMICS
4170, 05/15/2032 (c)	333,383	32,689
4149, 01/15/2033 (c)	255,334	37,452
3.000%, 10/15/2042	102,545	104,891
FREMF Mortgage Trust
2011-K702, 4.931%, 04/25/2044 (a)(b)	35,000	36,994
2012-KF01, 2.797%, 10/25/2044 (a)(b)	320,000	323,196
2012-K706, 4.167%, 11/25/2044 (a)(b)	190,000	198,436
2013-K712 3.371%, 05/25/2045 (a)(b)	165,000	168,741
2012-K711, 3.684%, 08/25/2045 (a)(b)	250,000	257,011
2013-KF02, 3.197%, 12/25/2045 (a)(b)	114,251	117,785
2014K38, 4.377%, 06/25/2047 (a)(b)	115,000	119,230
2015-K718, 3.669%, 02/25/2048 (a)(b)	580,000	555,220
Government National Mortgage Association
4.500%, 12/16/2037 (c)	49,631	1,013
3.500%, 12/15/2042	660,000	689,352
2014-20, 02/20/2044 (a)(c)	577,327	97,225
4.000%, 03/20/2044	219,108	235,481
2011-147, 10/16/2044 (a)(c)	2,139,167	95,575
2014-47, 02/16/2048 (a)(c)	1,023,955	67,520
2102-78, 06/16/2052 (a)(c)	1,623,578	81,981
2012-70, 08/16/2052 (a)(c)	617,402	26,835
2012-135, 01/16/2053 (a)(c)	2,062,820	115,088
2012-107, 12/16/2053 (a)(c)	1,594,510	77,978
2012-152, 01/16/2054 (a)(c)	952,300	56,430
2.588%, 04/16/2054 (a)	181,757	186,752
2014-92, 05/16/2054 (a)(c)	862,994	43,680
2012-132, 06/16/2054 (a)(c)	227,079	13,990
2014-45, 07/16/2054 (a)(c)	1,123,557	71,923
2014-75, 08/16/2054 (a)(c)	4,733,250	260,857
2014-155, 08/16/2055 (a)(c)	1,179,547	101,431
GP Portfolio Trust
2014-GPP, 1.147%, 02/16/2027 (a)(b)	223,495	222,639
GS Mortgage Securities Trust
2006-GG8, 5.560%, 11/14/2039	29,404	29,534
2012-GC6, 2.251%, 01/10/2045 (a)(b)(c)	699,089	62,678
2007-GG10, 5.988%, 08/10/2045 (a)	268,887	280,494
2014-GC26, 1.256%, 11/13/2047 (a)(c)	2,604,600	181,931
2015-GC32, 3.764%, 07/10/2048	105,000	109,064
Hilton USA Trust
2013-HLT, 1.192%, 11/05/2030 (a)(b)	142,892	142,884
Impac Secured Assets Trust
2006-2, 0.721%, 08/25/2036 (a)	50,000	46,279
JP Morgan Alternative Loan Trust
2007-A2, 0.411%, 06/25/2037 (a)	193,414	180,527
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FBLU, 1.147%, 12/15/2028 (a)(b)	260,000	259,995
2006-CIBC17, 5.429%, 12/12/2043	238,225	243,297
2007-CIBC18, 5.440%, 06/12/2047	168,814	173,834
2007-LDP10, 5.420%, 01/15/2049	139,040	143,133
2007-LDP12, 5.882%, 02/15/2051 (a)	235,000	245,090
LSTAR Commercial Mortgage Trust
2014-2, 4.205%, 01/23/2041 (a)(b)	100,000	101,204
ML-CFC Commercial Mortgage Trust
2007-5, 5.378%, 08/14/2048	155,109	159,407
2007-8, 6.073%, 08/12/2049 (a)	100,000	104,883
2007-7, 5.743%, 06/12/2050 (a)	115,881	121,071
Morgan Stanley Bank of America Merrill Lynch Trust
2014-C15, 1.357%, 04/17/2047 (a)(c)	1,476,440	94,926
2015-C24, 3.732%, 08/15/2047	220,000	228,003
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048	200,000	208,277
A-2, 5.610%, 04/15/2049	12,315	12,333
A-4, 5.809%, 12/12/2049	131,905	138,963
Motel 6 Trust
2015-MTL6, 3.298%, 02/07/2030 (b)	295,000	294,019
SCG Trust
2013-SRP1, 1.597%, 11/15/2026 (a)(b)	100,000	99,646

Store Master Funding I LLC
3.750%, 04/20/2045 (b)	274,198	274,034
Thornburg Mortgage Securities Trust
2.233%, 04/25/2045 (a)	96,611	96,765
UBS-Barclays Commercial Mortgage Trust
2012-C4, 12/12/2045 (a)(b)(c)	672,097	59,380
Wachovia Bank Commercial Mortgage Trust
5.899%, 06/15/2049 (a)	250,000	259,095
WAMU Commercial Mortgages Securities Trust
5.632%, 03/23/2045 (a)(b)	118,091	119,782
Wells Fargo Commercial Mortgage Trust
3.637%, 06/17/2048	130,000	134,281
1.294%, 08/17/2050	82,520	81,954
WF-RBS Commercial Mortgage Trust
2013-C11, 03/17/2045 (a)(b)(c)	1,558,118	94,587
2014-LC14, 03/15/2047 (a)(c)	1,211,696	88,774
Total Mortgage-Backed Securities (Cost $43,831,841)		43,944,097

Municipal Bonds - 0.34%
American Municipal Power, Inc.
8.084%, 02/15/2050	20,000	29,365
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	195,000	192,921
State Board of Administration Finance Corp.
2.995%, 07/01/2020	550,000	558,382
Total Municipal Bonds (Cost $774,723)		780,668

U.S. Government Agency Issues - 2.06%
Fannie Mae
2.500%, 12/15/2027	125,000	126,631
Federal Farm Credit Banks
1.460%, 11/19/2019	120,000	120,017
Federal Home Loan Banks
5.500%, 07/15/2036	445,000	585,463
Federal National Mortgage Association
1.600%, 12/24/2020	210,000	207,444
Freddie Mac
4.500%, 12/15/2040	90,000	97,140
Ginnie Mae I Pool
AE8877X, 5.500%, 01/15/2037	22,332	25,701
AE8879X, 6.000%, 12/15/2038	14,373	16,382
Ginnie Mae II Pool
742254C, 5.000%, 05/20/2030	23,416	25,604
003515M, 5.500%, 02/20/2034	31,581	35,564
754367C, 4.500%, 07/20/2041	20,296	21,840
754366C, 4.000%, 03/20/2042	17,488	18,591
MA1861M, 2.000%, 04/20/2044 (a)	1,259,169	1,278,846
Government National Mortgage Association
4.000%, 12/15/2041	1,585,000	1,683,659
MA3174M, 4.000%, 10/20/2045	209,496	223,335
Tennessee Valley Authourity
5.250%, 09/15/2039	70,000	85,649
4.625%, 09/15/2060	180,000	190,775
Total U.S. Government Agency Issues (Cost $4,724,373)		4,742,641

U.S. Governement Notes/Bonds - 13.56%
United States Treasury Inflation Indexed Bonds
2.000%, 01/15/2026	2,008,074	2,260,352
1.750%, 01/15/2028	1,135,790	1,261,717
3.875%, 04/15/2029	629,623	871,073
United States Treasury Bond
6.250%, 05/15/2030	240,000	349,748
2.500%, 02/15/2045	35,000	31,508
United States Treasury Inflation Indexed Bonds
2.500%, 01/15/2029	886,616	1,069,665
3.125%, 08/15/2044	2,055,000	2,107,259
3.000%, 11/15/2044	480,000	479,869
0.750%, 02/15/2045	510,282	454,699
United States Treasury Note/Bond
0.375%, 03/31/2016	3,000,000	3,001,056
0.500%, 06/30/2016	405,000	405,103
0.750%, 10/31/2017	220,000	219,257
3.625%, 08/15/2019	2,635,000	2,844,206
1.125%, 12/31/2019	2,090,000	2,057,751
2.125%, 12/31/2021	5,630,000	5,706,534
6.250%, 08/15/2023	515,000	669,943
2.750%, 02/15/2024	1,720,000	1,802,405
2.375%, 08/15/2024	405,000	411,400
0.250%, 01/15/2025	768,527	741,423
2.000%, 02/15/2025	1,900,000	1,866,081
2.125%, 05/15/2025	465,000	461,113
2.250%, 11/15/2025	170,000	170,505
4.500%, 02/15/2036	790,000	1,017,541
0.750%, 08/15/2040		902,389
Total U.S. Government Notes/Bonds (Cost $31,266,370)		31,162,597

U.S. Treasury Bills - 2.82%
United States Treasury Bills
0.000%, 01/07/2016	1,000,000	999,916
0.001%, 01/28/2016 (d)	5,000,000	4,999,992
0.246%, 03/31/2016 (d)	1,000,000	999,311
0.325%, 05/19/2016 (d)	500,000	499,173
Total U.S. Treasury Bills (Cost $7,498,303)		7,498,392

Exchange-Traded Funds - 16.22%	Shares
iShares 7-10 Year Treasury Bond ETF	86,200	9,171,680
iShares Core Total U.S. Bond Market ETF	104,700	11,392,407
iShares iBoxx $ Investment Grade Corporate Bond ETF	59,300	6,873,463
iShares Intermediate Credit Bond ETF	63,000	6,825,420
SPDR Barclays High Yield Bond ETF	37,900	1,340,144
WisdomTree Emerging Markets Local Debt Fund	51,200	1,795,584
Total Exchange-Traded Funds (Cost $37,833,804)		37,398,698

Money Market Fund - 8.74%
Fidelity Institutional Money Market Funds - Government Portfolio (a)	11,063,484	11,063,484
First American Government Obligations Fund (a)	2,285,000	2,285,000
First American Treasury Obligations Fund (a)	1,519,966	1,519,966
STIT - Treasury Portfolio (a)	5,276,280	5,276,280
Total Money Market Funds (Cost $20,144,730)		20,144,730

Total Investments (Cost $237,809,867) - 102.23%		235,749,434
Liabilities in Excess of Other Assets - (2.23)%		(5,139,532)
TOTAL NET ASSETS - 100.00%		$230,609,902

Percentages are stated as a percent of net assets.

(a)	Variable rate security.
(b)	Securities defined as Rule 144(a) under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(e)	This security is deemed to be illiquid. The value of this security, $94,651 represents 0.04% of net assets.
(f)	Principal amount in Mexican pesos.

PMC Core Fixed Income Fund
Schedule of Open Forward Currency Contracts
November 30, 2015 (Unaudited)
Sale Contracts:

Counterparty of Contract	Notional Amount	Forward Expiration Date	Currency to be Received	U.S. $ Value at November 30, 2015	Currency to be Delivered	U.S. $ Value on Origination Date	Unrealized Appreciaition (Depreciation)
Goldman Sachs	$(8,400,000)	1/21/2016	USD	$(504,906)	MXN	$(500,484)	$(4,422)

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
November 30, 2015 (Unaudited)

	Number			Unrealized
	of Contracts	Notional	Settlement	Appreciation
Description	Purchased/Sold	Value	Month	(Depreciation)
U.S. Ultra Bond	(8)	(1,267,500)	Mar. 2016	(264)
Total Futures Contracts Sold		$(1,267,500)		$(264)

U.S. 10 Year Note	3	379,313	Mar. 2016	(52)
U.S. 2 Year Note	2	435,094	Mar. 2016	(34)
U.S. 5 Year Note	60	7,120,781	Mar. 2016	8,812
U.S. Long Bond	6	924,000	Mar. 2016	2,427
Total Futures Contracts Purchased		$8,859,188		$11,153

Total Net Futures Contracts		$7,591,688		$10,889

PMC Diversified Equity Fund
Schedule of Investments
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.49%
Accommodation - 0.48%
Marriott International, Inc.	15,880	$1,126,051
MGM Resorts International (a)	2,176	49,482
Wyndham Worldwide Corp.	8,580	651,394
		1,826,927
Administration of Human Resource Programs - 0.12%
WageWorks, Inc. (a)	10,765	457,943
Administrative and Support Services - 1.09%
Akamai Technologies, Inc. (a)	786	45,281
Equifax, Inc.	456	50,844
FireEye, Inc. (a)	800	18,304
Gartner, Inc. (a)	854	79,678
Kforce, Inc.	25,575	688,991
ManpowerGroup, Inc.	445	40,175
Moody's Corp.	10,302	1,062,343
On Assignment, Inc. (a)	15,210	710,002
Robert Half International, Inc.	6,600	337,788
Team Health Holdings, Inc. (a)	10,310	568,493
The ADT Corp.	686	24,332
WNS Holdings Ltd. - ADR (a)	17,875	549,657
		4,175,888
Air Transportation - 1.54%
Alaska Air Group, Inc.	563	44,888
American Airlines Group, Inc.	1,069	44,107
Bristow Group, Inc.	4,275	130,601
Delta Air Lines Inc.	41,046	1,906,997
JetBlue Airways Corp. (a)	1,897	46,932
Ryanair Holdings PLC - ADR	19,858	1,527,080
Southwest Airlines Co.	34,064	1,562,856
United Continental Holdings, Inc. (a)	11,203	624,343
		5,887,804
Ambulatory Health Care Services - 0.31%
Air Methods Corp. (a)	16,170	706,629
MEDNAX, Inc. (a)	1,336	95,350
Quest Diagnostics, Inc.	5,856	400,082
		1,202,061
Amusement, Gambling, and Recreation Industries - 0.11%
Global Payments, Inc.	1,390	98,482
Six Flags Entertainment Corp.	6,212	322,402
		420,884
Apparel Manufacturing - 0.21%
Carter's, Inc.	410	35,354
Cintas Corp.	499	45,704
G-III Apparel Group Ltd. (a)	15,505	711,214
Lululemon Athletica, Inc. (a)	543	25,966
		818,238
Beverage and Tobacco Product Manufacturing - 2.08%
British American Tobacco PLC - ADR	19,650	2,274,291
Coca-Cola Enterprises, Inc.	9,430	474,329
Constellation Brands, Inc.	751	105,335
Dr. Pepper Snapple Group, Inc.	1,270	113,983

Japan Tobacco, Inc. - ADR	66,375	1,190,104
LVMH Moet Hennessy Louis Vuitton SA - ADR	40,160	1,332,910
Monster Beverage Corp. (a)	455	70,348
PepsiCo, Inc.	20,860	2,089,337
Reynolds American, Inc.	2,487	115,024
The Coca-Cola Co.	4,000	170,480
		7,936,141
Broadcasting (except Internet) - 1.46%
Cablevision Systems Corp.	1,791	54,626
CBS Corp.	10,505	530,292
Comcast Corp. - Special Class A	1,230	75,079
Comcast Corp. - Class A	27,364	1,665,373
Discovery Communications- Class A (a)	1,144	35,624
Discovery Communications- Class C (a)	1,520	44,962
Liberty Broadband Corp. (a)	5,421	286,283
Liberty Interactive Corp. QVC Group (a)	2,319	61,407
MSG Network, Inc. (a)	600	11,868
Scripps Networks Interactive, Inc.	6,500	369,200
The Madison Square Garden Co. (a)	199	32,330
The Walt Disney Co.	16,000	1,815,519
Viacom, Inc.	11,590	577,066
		5,559,629
Building Material and Garden Equipment and Supplies Dealers - 0.79%
Lowe's Cos., Inc.	23,750	1,819,250
The Home Depot, Inc.	8,850	1,184,838
		3,004,088
Chemical Manufacturing - 7.81%
Acorda Therapeutics, Inc. (a)	18,830	719,118
Alnylam Pharmaceuticals, Inc. (a)	393	40,896
Arkema SA - ADR	8,925	640,190
Ashland, Inc.	502	56,550
Astellas Pharma, Inc. - ADR	72,850	1,026,457
Axiall Corp.	9,010	187,768
Balchem Corp.	4,775	327,039
Bayer AG - ADR	13,960	1,853,190
Catalent, Inc. (a)	21,880	609,358
Celanese Corp.	670	47,403
Celgene Corp. (a)	15,640	1,711,798
CF Industries Holdings, Inc.	563	25,977
Chemtura Corp. (a)	12,075	370,944
Church & Dwight Co., Inc.	1,812	155,415
Eastman Chemical Co.	452	32,838
Gilead Sciences, Inc.	33,410	3,540,123
Grifols SA - ADR	22,022	765,265
Huntsman Corp.	28,455	356,257
Insys Therapeutics, Inc. (a)	12,340	393,152
International Flavors & Fragrance	411	49,324
Isis Pharmaceuticals, Inc. (a)	646	39,432
Johnson & Johnson	19,267	1,950,591
Ligand Pharmaceuticals, Inc. (a)	7,410	793,463
LyondellBasell Industries NV (b)	7,850	752,187
Mallinckrodt PLC (a)(b)	695	47,197
Medivation, Inc. (a)	6,450	272,706
Merck & Co., Inc.	18,771	995,051
Methanex Corp. (b)	8,000	313,760
Pfizer, Inc.	96,693	3,168,629
Prestige Brands Holdings, Inc. (a)	8,085	411,446
Quaker Chemical Corp.	6,000	511,380

Quidel Corp. (a)	22,320	484,121
Roche Holding AG - ADR	54,890	1,838,266
Spectrum Pharmaceuticals, Inc. (a)	43,010	258,060
TESARO, Inc. (a)	9,445	482,073
Teva Pharmaceutical Industries Ltd. - ADR	2,691	169,345
The Clorox Co.	893	111,000
The Dow Chemical Co.	17,690	922,180
The Medicines Co. (a)	13,820	580,578
The Mosaic Co.	951	30,089
Vanda Pharmaceuticals, Inc. (a)	36,445	359,348
West Pharmaceutical Services, Inc.	13,375	843,294
WuXI PharmaTech Cayman, Inc. - ADR (a)	23,400	1,069,380
Zoetis, Inc.	10,889	508,516
		29,821,154
Clothing and Clothing Accessories Stores - 0.50%
Boot Barn Holdings, Inc. (a)	22,130	232,365
Dillard's, Inc.	523	39,225
DSW, Inc.	1,085	24,912
Express, Inc. (a)	28,905	483,869
Foot Locker, Inc.	7,796	506,740
L Brands, Inc.	894	85,297
Nordstrom, Inc.	6,050	340,675
The Gap, Inc.	6,461	172,703
Urban Outfitters, Inc. (a)	1,252	28,045
		1,913,831
Computer and Electronic Product Manufacturing - 6.96%
Activision Blizzard, Inc.	27,409	1,032,223
Agilent Technologies, Inc.	16,396	685,681
Altera Corp.	825	43,560
Apple, Inc.	65,164	7,708,900
Applied Micro Circuits Corp. (a)	68,565	501,896
Brocade Communications Systems, Inc.	13,343	125,224
Cepheid (a)	14,580	524,005
Cisco Systems, Inc.	57,470	1,566,058
Flextronics International Ltd. (a)(b)	27,023	304,009
Fossil Group, Inc. (a)	625	24,044
Guidewire Software, Inc. (a)	11,150	661,530
Harris Corp.	10,028	833,628
Hitachi, Ltd. - ADR	11,390	672,580
Hologic, Inc. (a)	13,950	562,883
HP, Inc.	28,424	356,437
Illumina, Inc. (a)	1,840	338,376
Infinera Corp. (a)	20,985	472,582
Juniper Networks, Inc.	2,205	66,437
L-3 Communications Holdings, Inc.	250	30,603
LG Display Co. Ltd. - ADR	55,560	601,159
Marvell Technology Group Ltd. (b)	4,109	36,406
MaxLinear, Inc. (a)	18,990	332,325
Mettler-Toledo International, Inc. (a)	3,890	1,333,413
Micron Technology, Inc. (a)	4,003	63,768
Microsemi Corp. (a)	9,365	337,234
NCR Corp. (a)	30,050	814,656
NetApp, Inc.	1,791	54,912
NETGEAR, Inc. (a)	8,520	375,817
Northrop Grumman Corp.	411	76,594
NVIDIA Corp.	2,256	71,560
Orbital ATK, Inc.	453	38,917
Plantronics, Inc.	7,610	402,645

Raytheon Co.	9,887	1,226,284
Rofin-Sinar Technologies, Inc. (a)	4,120	118,409
Seagate Technology PLC (b)	3,807	136,824
Semtech Corp. (a)	31,830	639,782
Silicon Laboratories, Inc. (a)	5,780	312,756
Skyworks Solutions, Inc.	6,708	556,898
St. Jude Medical, Inc.	1,173	74,016
SunEdison, Inc. (a)	1,866	5,953
Taiwan Semiconductor Manufacturing Co., Ltd.- ADR	45,730	1,040,815
TDK Corp. - ADR	11,718	845,102
Teradyne, Inc.	3,693	76,741
Varian Medical Systems, Inc. (a)	974	78,680
Western Digital Corp.	6,503	405,852
		26,568,174
Construction of Buildings - 1.00%
CK Hutchison Holdings Ltd. - ADR	204,095	2,683,850
D.R. Horton, Inc.	1,600	51,696
Lennar Corp.	1,028	52,644
Sekisui House Ltd - ADR	59,580	1,012,860
		3,801,050
Couriers and Messengers - 0.16%
FedEx Corp.	526	83,392
United Parcel Service, Inc.	5,015	516,595
		599,987
Credit Intermediation & Related Activities - 9.22%
Ally Financial, Inc. (a)	28,749	573,830
Ameriprise Financial, Inc.	528	59,638
Banco Latinoamericano de Comercio Exterior SA Class E (b)	43,800	1,215,888
Banco Santander SA - ADR	170,600	921,240
Bank of America Corp.	41,919	730,648
Bank of China Ltd. - ADR	133,585	1,488,137
BB&T Corp.	15,111	583,587
BBCN Bancorp, Inc.	29,899	565,390
BNP Paribas SA - ADR	30,962	917,094
Capital One Financial Corp.	27,203	2,135,708
CIT Group, Inc.	978	42,015
Citigroup, Inc.	41,540	2,246,899
Comerica, Inc.	652	30,220
Cullen/Frost Bankers, Inc.	571	39,850
Discover Financial Services	18,909	1,073,275
East West Bancorp, Inc.	1,167	50,624
Fifth Third Bancorp	17,523	362,200
First NBC Bank Holding Co. (a)	13,205	559,100
First Republic Bank	607	41,798
FirstMerit Corp.	32,710	661,723
Flushing Financial Corp.	19,240	438,095
Great Western Bancorp, Inc.	19,190	579,922
Grupo Financiero Banorte SAB de CV - ADR	44,100	1,194,890
Houlihan Lokey, Inc.	10,860	265,527
Huntington Bancshares, Inc.	3,929	45,930
Independent Bank Corp.	8,035	415,731
Intesa Sanpaolo SpA - ADR	58,770	1,211,837
JPMorgan Chase & Co.	53,963	3,598,252
KeyCorp	2,533	33,208
M&T Bank Corp.	330	41,359
Mitsubishi UFJ Financial Group, Inc. - ADR	293,856	1,898,310
Old National Bancorp	39,135	577,241
Prosperity Bancshares, Inc.	12,590	697,612

Retrophin, Inc. (a)	17,395	388,778
Royal Bank of Canada (b)	20,910	1,188,734
Sterling Bancorp	41,875	734,488
Texas Capital Bancshares, Inc. (a)	5,975	354,198
The Bank of New York Mellon Corp.	1,744	76,457
The Western Union Co.	3,985	75,157
United Overseas Bank Ltd. - ADR	17,630	483,944
Visa, Inc.	31,030	2,451,681
Webster Financial Corp.	13,440	540,422
Wells Fargo & Co.	54,225	2,987,797
Western Alliance Bancorp (a)	16,180	627,622
		35,206,056
Data Processing, Hosting and Related Services - 1.38%
Cap Gemini S.A. - ADR	28,080	1,293,646
CSRA, Inc.	1,091	34,377
DST Systems, Inc.	5,040	616,291
ExlService Holdings, Inc. (a)	12,930	604,736
Fiserv, Inc. (a)	16,536	1,591,424
Hewlett Packard Enterprise Co.	37,702	560,252
InterXion Holding NV (a)(b)	12,065	370,637
Red Hat, Inc. (a)	868	70,664
Total System Services, Inc.	2,134	119,419
		5,261,446
Electrical Equipment, Appliance, and Component Manufacturing - 0.05%
A.O. Smith Corp.	630	50,249
Corning, Inc.	4,273	80,033
Dover Corp.	727	47,909
		178,191
Electronics and Appliance Stores - 0.08%
Best Buy Co., Inc.	9,287	295,141
GameStop Corp.	761	26,658
		321,799
Fabricated Metal Product Manufacturing - 0.50%
Ball Corp.	403	27,976
Barnes Group, Inc.	17,330	667,552
Crane Co.	3,697	192,318
Crown Holdings, Inc. (a)	12,240	635,379
Lincoln Electric Holdings, Inc.	4,040	228,058
Parker Hannifin Corp.	508	53,167
Snap-on, Inc.	396	68,176
Stanley Black & Decker, Inc.	383	41,808
		1,914,434
Food and Beverage Stores - 0.91%
Casey's General Stores, Inc.	6,135	713,316
GrubHub, Inc. (a)	13,595	348,576
Koninklijke Ahold NV - ADR	104,664	2,264,930
The Kroger Co.	4,252	160,130
		3,486,952
Food Manufacturing - 0.92%
Archer-Daniels-Midland Co.	25,724	938,669
Bunge Ltd. (b)	6,800	452,948
ConAgra Foods, Inc.	2,333	95,490
J&J Snack Foods Corp.	3,930	458,552
Mondelez International, Inc.	19,100	833,906
Tyson Foods, Inc.	14,999	749,950
		3,529,515
Food Services and Drinking Places - 1.44%
Brinker International, Inc.	6,320	288,318

Buffalo Wild Wings, Inc. (a)	1,875	300,450
Chipotle Mexican Grill, Inc. (a)	1,200	695,460
Darden Restaurants, Inc.	10,122	568,553
Del Frisco's Restaurant Group, Inc. (a)	26,525	397,610
Domino's Pizza, Inc.	534	57,389
Dunkin' Brands Group, Inc.	615	26,088
Fiesta Restaurant Group, Inc. (a)	11,945	459,046
Jack in the Box, Inc.	7,805	578,663
Popeyes Louisiana Kitchen, Inc. (a)	10,530	609,266
Sodexo SA - ADR	50,500	998,384
The Cheesecake Factory, Inc.	11,090	522,672
		5,501,899
Funds, Trusts, and Other Financial Vehicles - 0.34%
Macquarie Infrastructure Corp.	434	32,563
UBS Group AG (b)	66,008	1,264,713
		1,297,276
Furniture and Home Furnishings Stores - 0.14%
Bed Bath & Beyond, Inc. (a)	10,049	547,871
Furniture and Related Product Manufacturing - 0.02%
Leggett & Platt, Inc.	1,612	75,119
General Merchandise Stores - 0.92%
Costco Wholesale Corp.	1,225	197,740
Dollar General Corp.	848	55,468
Kohl's Corp.	956	45,056
Macy's, Inc.	1,102	43,066
Target Corp.	30,235	2,192,037
Wal-Mart Stores, Inc.	16,929	996,102
		3,529,469
Health and Personal Care Stores - 1.00%
CVS Health Corp.	21,582	2,030,651
Express Scripts Holding Co. (a)	18,439	1,576,166
Rite Aid Corp. (a)	9,125	71,905
Walgreens Boots Alliance, Inc.	1,781	149,657
		3,828,379
Heavy and Civil Engineering Construction - 0.25%
Chicago Bridge & Iron Co. NV	691	29,540
Granite Construction, Inc.	15,685	639,477
MYR Group, Inc. (a)	14,120	299,344
		968,361
Hospitals - 0.21%
HCA Holdings, Inc. (a)	4,987	339,415
Universal Health Services, Inc.	3,800	461,776
		801,191
Insurance Carriers and Related Activities - 5.48%
ACE Ltd. (b)	10,160	1,166,876
Aetna Inc.	825	84,769
Ageas - ADR	28,161	1,233,843
AIA Group Ltd. - ADR	33,960	819,115
American International Group, Inc.	11,206	712,477
Anthem, Inc.	10,951	1,427,791
Aon PLC (b)	5,170	489,806
Assurant, Inc.	328	28,051
Berkshire Hathaway, Inc. (a)	21,847	2,929,463
Centene Corp. (a)	1,153	66,586
CIGNA Corp.	5,089	686,913
FNF Group	25,144	901,412
Genworth Financial, Inc. (a)	3,131	15,812
Health Net, Inc. (a)	8,482	536,571

Humana, Inc.	397	66,958
Infinity Property & Casualty Corp.	4,890	418,095
ING Groep NV - ADR	59,897	822,985
Lincoln National Corp.	808	44,432
Loews Corp.	1,448	54,865
Markel Corp. (a)	56	50,690
Marsh & McLennan Companies, Inc.	2,090	115,577
MetLife, Inc.	10,059	513,914
Munich Rueckuersicheruags- Gesellschaft AG - ADR	80,008	1,612,160
Primerica, Inc.	12,250	627,690
Sanlam Limited - ADR	78,200	659,226
Selective Insurance Group, Inc.	16,225	559,925
The Allstate Corp.	10,066	631,742
The Chubb Corp.	351	45,816
The Hartford Financial Services Group, Inc.	1,061	48,424
The Travelers Cos., Inc.	4,122	472,258
Tokio Marine Holdings, Inc. - ADR	24,553	902,814
United Fire Group, Inc.	9,150	366,275
UnitedHealth Group, Inc.	5,634	635,008
Verisk Analytics, Inc. (a)	499	37,400
W.R. Berkley Corp.	822	45,753
WellCare Health Plans, Inc. (a)	7,585	625,611
XL Group PLC (b)	11,703	446,821
		20,903,924
Leather and Allied Product Manufacturing - 0.15%
Steven Madden Ltd. (a)	17,797	567,724
Machinery Manufacturing - 1.93%
AAON, Inc.	29,058	718,023
Actuant Corp.	12,330	305,291
AGCO Corp.	668	33,574
Applied Materials, Inc.	3,771	70,782
ASML Holding NV - ADR	9,814	909,954
Brunswick Corp.	11,738	617,771
Columbus McKinnon Corp.	21,728	448,466
Deere & Co.	599	47,662
ESCO Technologies, Inc.	15,275	599,238
Esterline Technologies Corp. (a)	2,080	197,766
General Electric Co.	11,779	352,663
Ingersoll-Rand PLC (b)	6,762	396,727
Kadant, Inc.	12,030	521,019
Lam Research Corp.	864	67,565
National Oilwell Varco, Inc.	1,009	37,676
Techtronic Industries Co. Limited - ADR	98,200	2,010,154
The Manitowoc, Inc.	1,428	24,133
		7,358,464
Management of Companies and Enterprises - 1.04%
AES Corp.	69,595	695,254
AGL Resources, Inc.	263	16,456
American Equity Invesment Life Holding Co.	21,965	588,882
Ashai Kasei Corp. - ADR (a)	69,890	949,106
Bryn Mawr Bank Corp.	4,835	143,841
Cardinal Financial Corp.	18,700	460,020
City Holding Co.	12,133	605,679
CoBiz Financial, Inc.	20,770	284,964
Morgan Stanley	2,613	89,626
The Goldman Sachs Group, Inc.	688	130,734
		3,964,562
Merchant Wholesalers, Durable Goods - 1.72%

Anixter International, Inc. (a)	6,275	427,704
Applied Industrial Technologies, Inc.	13,960	595,394
Arrow Electronics, Inc. (a)	1,679	94,964
Avnet, Inc.	2,065	93,586
Cie Generale des Etablissements Michelin - ADR	42,699	851,418
Continental Building Products, Inc. (a)	28,860	526,406
Essendant, Inc.	16,150	584,953
Henry Schein, Inc. (a)	980	153,350
O'Reilly Automotive, Inc. (a)	5,230	1,380,041
Patterson Companies, Inc.	1,803	82,163
Safran SA - ADR	61,088	1,112,413
WESCO International, Inc. (a)	945	45,407
WestRock Co.	11,032	558,550
Xerox Corp.	6,197	65,378
		6,571,727
Merchant Wholesalers, Nondurable Goods - 0.55%
AmerisourceBergen Corp.	1,333	131,487
Cardinal Health, Inc.	7,822	679,341
Herbalife Ltd. (a)(b)	567	32,733
Itochu Corp. - ADR	51,300	1,250,181
Nu Skin Enterprises, Inc.	661	23,049
		2,116,791
Mining (except Oil and Gas) - 0.07%
Barrick Gold Corp. (b)	22,741	166,919
Freeport-McMoRan, Inc.	3,766	30,806
Martin Marietta Materials, Inc.	194	30,536
Vulcan Materials Co.	477	48,973
		277,234
Miscellaneous Manufacturing - 1.62%
Baxter International, Inc.	2,426	91,339
Becton Dickinson & Co.	812	122,003
Boston Scientific Corp. (a)	34,110	623,531
CONMED Corp.	12,725	540,813
CryoLife, Inc.	38,097	413,733
Dentsply International, Inc.	9,097	551,824
Edwards Lifesciences Corp. (a)	2,550	415,650
Hasbro, Inc.	624	45,608
Merit Medical Systems, Inc. (a)	22,885	443,282
Smith & Nephew PLC - ADR	52,600	1,783,140
The Estee Lauder Cos., Inc.	6,900	580,428
Teleflex, Inc.	715	94,166
Zimmer Bromet Holdings, Inc.	4,597	464,343
		6,169,860
Motion Picture and Sound Recording Industries - 0.52%
inContact, Inc. (a)	56,755	560,172
Lions Gate Entertainment Corp. (b)	497	16,868
Time Warner, Inc.	20,311	1,421,364
		1,998,404
Motor Vehicle and Parts Dealers - 0.13%
AutoNation, Inc. (a)	1,150	73,508
Malibu Boats, Inc. (a)	26,335	408,719
		482,227
Nonmetallic Mineral Product Manufacturing - 0.23%
CRH PLC - ADR	28,316	830,225
The Sherwin-Williams Co.	215	59,355
		889,580
Nonstore Retailers - 0.42%
Amazon.com, Inc. (a)	1,400	930,719

eBay, Inc. (a)	21,408	633,463
GNC Holdings, Inc.	696	20,748
		1,584,930
Nursing and Residential Care Facilities - 0.01%
Acadia Healthcare Co., Inc. (a)	664	45,823
Oil and Gas Extraction - 2.74%
Anadarko Petroleum Corp.	10,365	620,864
Apache Corp.	1,037	51,000
Bonanza Creek Energy, Inc. (a)	16,395	139,194
Canadian Natural Resources Ltd. (b)	22,018	532,836
Carrizo Oil & Gas, Inc. (a)	14,670	592,375
Chesapeake Energy Corp.	4,025	21,212
Cimarex Energy Co.	2,836	337,541
Devon Energy Corp.	1,007	46,332
Diamondback Energy, Inc. (a)	4,401	343,366
EOG Resources, Inc.	18,884	1,575,491
Minerals Technologies, Inc.	11,945	735,095
Occidental Petroleum Corp.	25,512	1,928,451
Parsley Energy, Inc. (a)	11,020	216,543
Phillips 66	17,098	1,564,979
QEP Resources, Inc.	25,366	400,783
RSP Permian, Inc. (a)	12,060	342,263
Total SA - ADR	19,977	987,863
Whiting Petroleum Corp. (a)	1,173	19,366
		10,455,554
Other Information Services - 2.00%
Alphabet, Inc.- Class A (a)	1,628	1,241,920
Alphabet, Inc.- Class C (a)	1,581	1,174,051
Facebook, Inc. (a)	15,290	1,593,829
Liberty Global PLC- Series C (a)(b)	27,488	1,127,008
Liberty Global LILAC PLC- Class C (a)(b)	1,312	51,457
NetEase, Inc. - ADR	5,300	883,298
VeriSign, Inc. (a)	17,453	1,560,996
		7,632,559
Paper Manufacturing - 0.29%
Bemis Cos., Inc.	768	36,188
International Paper Co.	9,660	404,078
Neenah Paper, Inc.	9,825	653,068
Sealed Air Corp.	627	28,441
		1,121,775
Personal and Laundry Services - 0.13%
Shutterfly, Inc. (a)	11,155	512,015
Petroleum and Coal Products Manufacturing - 1.58%
BP PLC - ADR	53,488	1,850,684
Chevron Corp.	2,608	238,163
Exxon Mobil Corp.	5,048	412,220
HollyFrontier Corp.	650	31,252
Marathon Oil Corp.	3,197	55,979
Marathon Petroleum Corp.	25,161	1,469,654
Murphy Oil Corp.	1,398	39,955
PBF Energy, Inc.	1,179	47,738
Tesoro Corp.	3,955	455,497
Valero Energy Corp.	19,697	1,415,426
		6,016,568
Pipeline Transportation - 0.04%
South Jersey Indsustries, Inc.	7,045	161,753
Plastics and Rubber Products Manufacturing - 0.22%
Carlisle Cos, Inc.	500	44,225

Illinois Tool Works, Inc.	7,250	681,355
Jarden Corp. (a)	1,143	53,355
The Goodyear Tire & Rubber Co.	1,907	66,516
		845,451
Primary Metal Manufacturing - 0.32%
Alcoa, Inc.	3,236	30,289
Kaiser Aluminum Corp.	6,425	550,751
Worthington Industries, Inc.	20,545	632,170
		1,213,210
Printing and Related Support Activities - 0.05%
Avery Dennison Corp.	3,132	206,587
Professional, Scientific, and Technical Services - 4.83%
Accenture PLC (b)	1,653	177,235
Agios Pharmaceuticals, Inc. (a)	404	26,094
Amdocs Ltd. (b)	2,259	127,792
Amgen, Inc.	13,135	2,116,049
Baidu, Inc. - ADR (a)	4,520	985,224
Biogen, Inc. (a)	3,740	1,072,856
Bluebird Bio, Inc. (a)	336	29,820
Broadridge Financial Solutions, Inc.	2,009	110,455
Callidus Software, Inc. (a)	31,630	656,323
Charles River Labratories International, Inc. (a)	2,900	222,053
Computer Sciences Corp.	3,571	111,879
Convergys Corp.	25,140	647,606
FactSet Research Systems, Inc.	540	91,546
Fluor Corp.	1,117	54,286
ICON PLC (a)(b)	8,760	651,131
Infosys Limited - ADR	91,600	1,527,887
International Business Machines Corp.	10,785	1,503,645
Jacobs Engineering Group, Inc. (a)	1,059	46,744
MasterCard, Inc.	17,690	1,732,205
National CineMedia, Inc.	26,345	418,095
Omnicom Group, Inc.	1,891	139,783
Pandora A/S - ADR	74,860	2,218,102
Proofpoint, Inc. (a)	9,605	704,143
SolarWinds, Inc. (a)	17,450	1,019,604
Synaptics, Inc. (a)	8,855	794,913
TeleTech Holdings, Inc.	14,650	425,143
Tetra Tech, Inc.	16,320	453,533
Waters Corp. (a)	2,800	371,896
		18,436,042
Publishing Industries (except Internet) - 2.81%
CA, Inc.	4,474	125,764
Electronic Arts, Inc. (a)	17,172	1,164,090
Fortinet, Inc. (a)	1,437	51,761
Graham Holdings Co.	87	47,089
Intuit, Inc.	13,410	1,343,682
McGraw Hill Financial, Inc.	613	59,136
Microsoft Corp.	55,305	3,005,826
MSCI, Inc.	974	68,297
Oracle Corp.	42,028	1,637,830
Qlik Technologies, Inc. (a)	15,715	499,894
RELX NV - ADR	72,404	1,251,865
SciQuest, Inc. (a)	28,660	370,001
Splunk, Inc. (a)	620	36,890
Symantec Corp.	1,981	38,788
Synopsys, Inc. (a)	2,420	121,194
Time, Inc.	7,181	119,492

Tyler Technologies, Inc. (a)	4,470	797,627
		10,739,226
Rail Transportation - 0.52%
Canadian National Railway Co. (b)	12,940	773,165
Union Pacific Corp.	14,310	1,201,325
		1,974,490
Real Estate - 0.02%
CBRE Group, Inc. (a)	1,207	45,227
Jones Lang LaSalle, Inc.	232	38,540
		83,767
Rental and Leasing Services - 0.01%
Ryder System, Inc.	797	52,570
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.03%
Affiliated Managers Group, Inc. (a)	5,690	1,008,439
Alibaba Group Holding Ltd. - ADR (a)	12,895	1,084,212
Aramark	1,029	33,566
CBOE Holdings, Inc.	384	27,729
CME Group, Inc.	498	48,629
E*Trade Financial Corp. (a)	1,644	50,027
Evercore Partners, Inc.	10,895	604,999
Franklin Resources, Inc.	18,060	757,075
Heineken NV - ADR	34,047	1,509,643
Intercontinental Exchange, Inc.	177	45,992
Legg Mason, Inc.	966	42,871
Medtronic PLC (b)	15,364	1,157,524
NASDAQ OMX Group, Inc.	716	41,972
Navient Corp.	26,081	310,625
Nomura Holdings, Inc. - ADR	407,077	2,405,824
Q2 Holdings, Inc. (a)	6,850	188,238
Stifel Financial Corp. (a)	14,760	669,514
The Charles Schwab Corp.	1,832	61,757
T.Rowe Price Group, Inc.	13,900	1,058,485
Vantiv, Inc. (a)	8,339	439,549
		11,546,670
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.14%
Cabela's, Inc. (a)	698	32,715
Dick's Sporting Goods, Inc.	13,115	511,879
		544,594
Support Activities for Mining - 0.07%
Antero Resources Corp. (a)	1,166	24,031
Ensco PLC (b)	2,278	38,999
Nabors Industries Ltd. (b)	2,850	28,814
Rice Energy, Inc. (a)	5,958	80,315
Seadrill Ltd. (a)(b)	3,955	24,046
Superior Energy Services, Inc.	2,336	36,605
Weatherford International PLC (a)(b)	3,229	34,905
		267,715
Support Activities for Transportation - 0.14%
Expedia Inc.	300	36,933
XPO Logistics, Inc. (a)	15,835	482,968
		519,901
Telecommunications - 3.23%
Atlantic Tele-Network, Inc.	6,465	508,602
BT Group PLC - ADR	28,790	2,153,492
CenturyLink, Inc.	25,485	686,311
j2 Global, Inc.	9,910	797,458
Level 3 Communications, Inc. (a)	2,281	115,943
Liberty Media Corp. (a)	10,062	393,424

Nippon Telegraph & Telephone Corp. - ADR (a)	43,070	1,605,219
RigNet, Inc. (a)	11,880	262,429
Ruckus Wireless, Inc. (a)	20,675	236,729
SBA Communications Corp. (a)	1,680	176,669
SK Telecom Co, Ltd. - ADR	30,072	670,004
SoftBank Corp. - ADR	40,070	1,061,855
Tencent Holdings Limited - ADR	67,600	1,348,620
Verizon Communications, Inc.	50,455	2,293,180
		12,309,935
Transportation Equipment Manufacturing - 4.31%
Airbus Group - ADR	89,011	1,603,978
BorgWarner, Inc.	1,395	59,553
Embraer SA - ADR	24,210	757,531
Federal Signal Corp.	24,335	410,288
General Dynamics Corp.	15,055	2,204,955
Harley-Davidson, Inc.	835	40,848
Honda Motor Co., Ltd. - ADR	38,685	1,264,226
Honeywell International, Inc.	3,055	317,567
Johnson Controls, Inc.	2,281	104,926
KLX, Inc. (a)	8,590	275,739
KOC Holding AS - ADR	30,000	609,000
Lear Corp.	12,947	1,630,027
Lockheed Martin Corp.	6,167	1,351,560
Magna International, Inc. (b)	21,890	994,682
Nissan Motor Co., Ltd. - ADR	65,808	1,426,717
PACCAR, Inc.	5,971	310,253
Spirit AeroSystems Holdings, Inc. (a)	8,700	456,315
Tata Motor Limited - ADR	21,405	675,756
Tenneco, Inc. (a)	12,830	691,280
Textron, Inc.	10,882	464,335
The Boeing Co.	902	131,196
TransDigm Group, Inc. (a)	159	37,306
United Technologies Corp.	6,637	637,484
		16,455,522
Truck Transportation - 0.12%
Old Dominion Freight Lines, Inc. (a)	3,650	232,541
Swift Transportation Co. (a)	13,510	215,755
		448,296
Utilities - 1.73%
Ameren Corp.	1,009	44,154
American Electric Power Co., Inc.	1,160	64,972
CenterPoint Energy, Inc.	2,636	44,680
Cleco Corp.	7,185	360,040
Consolidated Edison, Inc.	970	60,286
DTE Energy Co.	599	48,214
Energen Corp.	7,407	439,161
EQT Corp.	2,882	164,908
Eversource Energy	906	46,161
FirstEnergy Corp.	14,650	459,864
Korea Electric Power Corp. - ADR	54,530	1,154,400
Linde AG - ADR	64,540	1,061,682
NextEra Energy, Inc.	4,500	449,370
NiSource, Inc.	3,639	69,832
NorthWestern Corp.	11,155	608,283
PPL Corp.	1,514	51,537
Public Service Enterprise Group, Inc.	1,316	51,456
SCANA Corp.	888	52,516
Tenaga Nasional Bhd - ADR	103,034	1,310,591

Xcel Energy, Inc.	1,268	45,217
		6,587,324
Waste Management and Remediation Services - 0.09%
Republic Sevices, Inc.	745	32,728
Stericycle, Inc. (a)	258	31,146
US Ecology, Inc.	7,220	273,204
		337,078
Water Transportation - 0.02%
Ardmore Shipping Corp. (b)	5,611	70,250
Wholesale Electronic Markets and Agents and Brokers - 0.04%
Genuine Parts Co.	1,288	116,731
Reliance Steel & Aluminum Co.	702	41,285
		158,016
Wood Product Manufacturing - 0.11%
Boise Cascade Co. (a)	11,890	372,157
Masco Corp.	1,390	41,575
		413,732
Total Common Stocks (Cost $288,432,300)		322,483,607

Exchange-Traded Funds - 10.26%
Guggenheim Frontier Markets ETF	67,000	739,680
iShares China Large-Cap ETF	15,200	569,240
iShares Global Energy ETF	35,800	1,123,762
iShares MSCI EAFE ETF	191,100	11,590,215
iShares MSCI Italy Capped ETF	78,100	1,123,859
iShares MSCI South Korea Capped ETF	14,200	750,044
iShares MSCI Spain Capped ETF	61,600	1,875,720
iShares MSCI United Kingdom ETF	54,400	934,592
iShares Russell 1000 ETF	18,240	2,118,758
iShares Russell 1000 Value ETF	85,200	8,578,788
iShares Russell 2000 ETF	16,000	1,905,440
SPDR S&P Emerging Markets Small Cap ETF	62,900	2,446,810
Vanguard FTSE Emerging Markets ETF	11,000	374,440
Vanguard FTSE European ETF	18,200	936,026
Vanguard FTSE Pacific ETF	51,600	2,980,932
Vanguard Total Stock Market ETF	10,400	1,114,048
Total Exchange-Traded Funds (Cost $33,691,420)		39,162,354

Preferred Stocks - 0.37%
Chemical Manufacturing - 0.37%
Henkel AG & Co KGaA (b)	12,405	1,406,231
Total Preferred Stocks (Cost $1,272,815)		1,406,231

Real Estate Investment Trusts - 1.65%
Apartment Investment & Management Co.	618	23,552
American Capital Agency Corp.	1,151	20,660
American Homes 4 Rent	15,694	263,345
Annaly Capital Mangement, Inc.	2,191	20,990
AvalonBay Communities, Inc.	147	26,723
Camden Property Trust	252	19,248
DCT Industrial Trust, Inc.	18,302	698,587
Duke Realty Corp.	1,564	31,827
EastGroup Properties, Inc.	9,155	532,913
EPR Properties	11,530	646,141
Equinix, Inc.	170	50,405
Essex Property Trust, Inc.	160	36,926
Extra Space Storage, Inc.	525	43,969

Federal Realty Investment Trust	204	29,890
Four Corners Property Trust, Inc.	308	6,098
General Growth Properties, Inc.	961	24,477
Host Hotels & Resorts, Inc.	2,052	34,063
Kilroy Realty Corp.	531	35,434
Kite Realty Group Trust	25,768	693,417
Lamar Advertising Co.	912	53,270
LaSalle Hotel Properties	17,270	487,187
Mid-American Apartment Communities, Inc.	360	31,882
Pebblebrook Hotel Trust	14,670	467,240
Public Storage	3,520	845,011
Ramco-Gershenson Properties Trust	35,345	596,270
Sovran Self Storage, Inc.	5,455	548,173
The Macerich Co.	346	27,040
Total Real Estate Investment Trusts (Cost $5,389,084)		6,294,738

Money Market Funds - 2.51%
Money Market Fund - 2.51%
Fidelity Institutional Money Market Funds - Government Portfolio (c)	9,566,860	9,566,860
Total Money Market Funds (Cost $9,566,860)		9,566,860

Total Investments (Cost $338,352,479) - 99.27%		378,913,790
Other Assets in Excess of Liabilities - 0.73%		2,772,567
Total Net Assets - 100.00%		$381,686,357

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security.

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows*:

	Core Fixed Income Fund	Diversified Equity Fund
Cost of investments	$237,809,867	$338,352,479
Gross unrealized appreciation - Futures	11,239	-
Gross unrealized appreciation - Investments	2,307,489	54,063,495
Gross unrealized depreciation - Futures	(350)	-
Gross unrealized depreciation - Forwards	(4,422)	-
Gross unrealized depreciation - Investments	(4,367,922)	(13,502,184)
Net unrealized appreciation	$(2,053,966)	$40,561,311

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the PMC Funds (the “Funds”) represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Core Fixed Income Fund is to provide current income consistent with low volatility of principal.  The investment objective of the Diversified Equity Fund is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Core Fixed Income Fund became effective and commenced operations on September 28, 2007.  The Diversified Equity Fund became effective and commenced operations on August 26, 2009.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Envestnet Asset Management, Inc. (the “Adviser”), the Funds' investment adviser.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund's NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  To the extent that such events are significant, a Fund will value foreign securities at fair value, taking into account such events in calculating the NAV.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time the NAV is calculated.  The Adviser anticipates that a Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds may use certain options, futures and forwards contracts (collectively, "Derivative Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, futures contacts are valued at the average of quoted bid and asked prices as of the close of such exchange or board of trade.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of November 30, 2015.

Core Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$25,914,895	$-	$25,914,895
Corporate Bonds	-	47,630,892	-	47,630,892
Foreign Corporate Bonds	-	15,196,006	-	15,196,006
Foreign Government Agency Issues	-	534,482	-	534,482
Foreign Government Notes/Bonds	-	801,336	-	801,336
Mortgage Backed Securities	-	43,944,097	-	43,944,097
Municipal Bonds	-	780,668	-	780,668
U.S. Government Agency Issues	-	4,742,641	-	4,742,641
U.S. Government Notes/Bonds	-	31,162,597	-	31,162,597
U.S. Treasury Bill	-	7,498,392	-	7,498,392
Total Fixed Income Securities	-	178,206,006	-	178,206,006
Exchange-Traded Funds	37,398,698	-	-	37,398,698
Money Market Funds	20,144,730	-	-	20,144,730
Total Investments in Securities	$57,543,428	$178,206,006	$-	$235,749,434

Other Financial Instruments:
Forward Contracts*	$(4,422)	-	-	(4,422)
Futures Contracts*	-	10,889	-	10,889
Total	$(4,422)	$10,889	$-	$6,467

* Forwards are derivative instruments reflected in the Schedule of Open Forward Currency Contracts. This amount represents net unrealized depreciation of $4,422.
* Futures are derivative instruments reflected in the Schedule of Open Futures Contracts. This amount represents net unrealized appreciation of $11,239 and unrealized depreciation of $350.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. During the period there were no transfers between levels for the Fund.

The Fund held no Level 3 securities during the period ended November 30, 2015.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2015 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Diversified Equity Fund

	Level 1(1)	Level 2(1)	Level 3	Total
Assets:
Equity
Common Stocks*	$322,483,607	$-	$-	$322,483,607
Preferred Stocks	1,406,231	-	-	1,406,231
Real Estate Investment Trusts	6,294,738	-	-	6,294,738
Total Equity	330,184,576	-	-	330,184,576
Exchange-Traded Funds	39,162,354	-	-	39,162,354
Money Market Funds	9,566,860	-	-	9,566,860
Total Investments in Securities	$378,913,790	$-	$-	$378,913,790

The Fund recognizes transfers between levels as of the beginning of the fiscal year. During the period there were no transfers between levels for the Fund.

The Fund held no Level 3 securities during the period ended November 30, 2015.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2015 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

Transfers between Levels are recognized as of the beginning and end of the fiscal year. Transfers between Level 1 and Level 2 resulted from securities pricing from either a market closing price to the mean of the bid and ask or securities pricing from the mean of the bid and ask to the market closing price.

(1) Transfers between level resulted from securities priced previously with an offical close price (Level 1 securities) or on days where there has been no sale on such exchange, or on NASDAQ, the security is valued at the mean price between the most recent bid and asked prices (Level 2 securities).

Disclosures about Derivative Instruments and Hedging Activities

Core Fixed Income Fund

The Fund invested in derivative instruments such as purchased options, written options, futures and forward contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2015 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts - Futures	Assets- Unrealized appreciation*	$ 11,239	Assets- Unrealized depreciation*	350
Foreign Exchange Contracts - Forward Currency Contracts	Unrealized appreciation of forward currency contracts	-	Unrealized depreciation of forward currency contracts	4,422
Total		$ 11,239		$ 4,772

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Open Futures Contracts. Only the current days variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on income for the period September 1, 2015 through November 30, 2015 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Purchased Options	Forwards	Total
Interest Rate Contracts	$64,605	$(20,278)	$-	$44,327
Foreign Exchange Contracts	-	-	(7,205)	(7,205)
Total	$64,605	$(20,278)	$(7,205)	$37,122

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Purchased Options	Forwards	Total
Interest Rate Contracts	$(52,644)	$-	$-	$(52,644)
Foreign Exchange Contracts	-	-	(4,422)	(4,422)
Total	$(52,644)	$-	$(4,422)	$(57,066)

Diversified Equity Fund

The Diversified Equity Fund did not hold derivative instruments during the period ended November 30, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Mangers

By (Signature and Title)  /s/John Buckel
John Buckel, President

Date January 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
 John Buckel, President

Date January 26, 2016

By (Signature and Title)* /s/ Jennifer Lima
 Jennifer Lima, Treasurer

Date January 26, 2016

* Print the name and title of each signing officer under his or her signature.